FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706
                                  --------------

                             TEMPLETON INCOME TRUST
                         --------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954/527-7500
                                                   ---------------
Date of fiscal year end:   8/31
                          ------

Date of reporting period: 05/31/09
                         -----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Income Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MAY 31, 2009

CONTENTS

Templeton Global Bond Fund ...........     3
Templeton Global Total Return Fund ...    10
Templeton International Bond Fund ....    16
Notes to Statements of Investments ...    20

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       TEMPLETON GLOBAL BOND FUND                                                     PRINCIPAL AMOUNT(a)          VALUE
       --------------------------                                                  ------------------------   ---------------
       BONDS 80.1%
       ARGENTINA 2.3%
(b, c) Government of Argentina, senior bond, FRN, 1.683%, 8/03/12 ..............         933,905,000          $   301,184,363
                                                                                                              ---------------
       AUSTRALIA 3.8%
       New South Wales Treasury Corp., senior note, 5.50%, 3/01/17 .............         312,478,000    AUD       243,519,469
       Queensland Treasury Corp.,
          13, 6.00%, 8/14/13 ...................................................          96,006,000    AUD        79,405,821
          17, 6.00%, 9/14/17 ...................................................          66,390,000    AUD        53,112,872
(d)       144A, 7.125%, 9/18/17 ................................................         193,260,000    NZD       127,882,146
                                                                                                              ---------------
                                                                                                                  503,920,308
                                                                                                              ---------------
       AUSTRIA 0.0%(e)
       Government of Austria, 4.00%, 7/15/09 ...................................           4,400,000    EUR         6,236,167
                                                                                                              ---------------
       BRAZIL 4.0%
       Nota Do Tesouro Nacional,
          10.082%, 1/01/12 .....................................................             385,410(f) BRL       192,554,731
          10.082%, 1/01/14 .....................................................              78,500(f) BRL        37,628,002
          10.082%, 1/01/17 .....................................................             349,070(f) BRL       161,488,767
(g)    Index Linked, 6.00%, 5/15/15 ............................................              25,800(f) BRL        23,220,538
(g)    Index Linked, 6.00%, 5/15/45 ............................................             131,725(f) BRL       114,428,451
                                                                                                              ---------------
                                                                                                                  529,320,489
                                                                                                              ---------------
       CANADA 0.2%
       Province of Manitoba, 6.375%, 9/01/15 ...................................          25,200,000    NZD        15,729,890
       Province of Ontario, 6.25%, 6/16/15 .....................................          10,115,000    NZD         6,333,804
                                                                                                              ---------------
                                                                                                                   22,063,694
                                                                                                              ---------------
       FRANCE 3.5%
       Government of France, 4.00%, 4/25/18 ....................................         326,000,000    EUR       466,889,127
                                                                                                              ---------------
       GERMANY 0.9%
       KfW Bankengruppe, senior note, 18.50%, 2/11/10 ..........................         629,500,000    EGP       115,383,140
                                                                                                              ---------------
       HUNGARY 1.9%
       Government of Hungary,
          3.50%, 7/18/16 .......................................................           8,765,000    EUR        10,154,897
          4.375%, 7/04/17 ......................................................          39,000,000    EUR        46,035,577
          5.75%, 6/11/18 .......................................................         132,935,000    EUR       169,840,734
          senior note, 3.875%, 2/24/20 .........................................          31,250,000    EUR        33,722,585
                                                                                                              ---------------
                                                                                                                  259,753,793
                                                                                                              ---------------
       INDONESIA 9.4%
       Government of Indonesia,
          FR10, 13.15%, 3/15/10 ................................................      33,650,000,000    IDR         3,402,607
          FR13, 15.425%, 9/15/10 ...............................................      23,800,000,000    IDR         2,515,305
          FR17, 13.15%, 1/15/12 ................................................      10,900,000,000    IDR         1,162,560
          FR19, 14.25%, 6/15/13 ................................................     194,977,000,000    IDR        22,027,293
          FR20, 14.275%, 12/15/13 ..............................................     301,008,000,000    IDR        34,298,537
          FR23, 11.00%, 12/15/12 ...............................................       8,700,000,000    IDR           891,982
          FR25, 10.00%, 10/15/11 ...............................................      12,660,000,000    IDR         1,267,231
          FR26, 11.00%, 10/15/14 ...............................................     145,580,000,000    IDR        14,961,213
          FR27, 9.50%, 6/15/15 .................................................      55,210,000,000    IDR         5,311,749
          FR28, 10.00%, 7/15/17 ................................................     104,700,000,000    IDR        10,098,619


                     Quarterly Statements of Investments | 3

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED) (CONTINUED)

       TEMPLETON GLOBAL BOND FUND                                                     PRINCIPAL AMOUNT(a)          VALUE
       --------------------------                                                  ------------------------   ---------------
       BONDS (CONTINUED)
       INDONESIA (CONTINUED)
       Government of Indonesia, (continued)
          FR30, 10.75%, 5/15/16 ................................................     185,655,000,000    IDR   $    18,899,289
          FR31, 11.00%, 11/15/20 ...............................................     657,707,000,000    IDR        65,019,664
          FR32, 15.00%, 7/15/18 ................................................       1,150,000,000    IDR           142,493
          FR34, 12.80%, 6/15/21 ................................................   1,148,413,000,000    IDR       127,229,461
          FR35, 12.90%, 6/15/22 ................................................     681,272,000,000    IDR        75,145,187
          FR36, 11.50%, 9/15/19 ................................................     133,190,000,000    IDR        13,687,896
          FR37, 12.00%, 9/15/26 ................................................      66,550,000,000    IDR         6,726,142
          FR39, 11.75%, 8/15/23 ................................................     163,865,000,000    IDR        16,641,294
          FR40, 11.00%, 9/15/25 ................................................     715,794,000,000    IDR        68,170,861
          FR42, 10.25%, 7/15/27 ................................................     814,390,000,000    IDR        71,823,009
          FR43, 10.25%, 7/15/22 ................................................     227,455,000,000    IDR        20,943,988
          FR44, 10.00%, 9/15/24 ................................................         584,000,000    IDR            52,143
          FR45, 9.75%, 5/15/37 .................................................      84,550,000,000    IDR         6,943,128
          FR46, 9.50%, 7/15/23 .................................................   2,563,120,000,000    IDR       221,688,606
          FR47, 10.00%, 2/15/28 ................................................     942,467,000,000    IDR        80,599,684
          FR48, 9.00%, 9/15/18 .................................................     341,640,000,000    IDR        30,462,057
          FR49, 9.00%, 9/15/13 .................................................     369,360,000,000    IDR        35,446,371
(d)       senior bond, 144A, 8.50%, 10/12/35 ...................................          27,683,000               28,444,282
(d)       senior bond, 144A, 6.625%, 2/17/37 ...................................          19,820,000               16,847,000
(d)       senior bond, 144A, 7.75%, 1/17/38 ....................................          65,910,000               62,226,102
(h)       senior bond, Reg S, 8.50%, 10/12/35 ..................................          53,765,000               55,243,537
(h)       senior bond, Reg S, 6.625%, 2/17/37 ..................................             100,000                   85,000
(h)       senior bond, Reg S, 7.75%, 1/17/38 ...................................          67,836,000               64,044,452
(d)       senior note, 144A, 11.625%, 3/04/19 ..................................          57,990,000               72,632,475
                                                                                                              ---------------
                                                                                                                1,255,081,217
                                                                                                              ---------------
       IRAQ 0.4%
       Government of Iraq,
(d)       144A, 5.80%, 1/15/28 .................................................          21,625,000               13,569,688
(h)       Reg S, 5.80%, 1/15/28 ................................................          61,094,000               38,336,485
                                                                                                              ---------------
                                                                                                                   51,906,173
                                                                                                              ---------------
       MALAYSIA 2.4%
       Government of Malaysia,
          6.844%, 10/01/09 .....................................................          16,300,000    MYR         4,748,056
          3.869%, 4/13/10 ......................................................         130,200,000    MYR        37,889,600
          3.718%, 6/15/12 ......................................................         210,000,000    MYR        61,122,735
          3.702%, 2/25/13 ......................................................          62,130,000    MYR        17,835,363
          3.70%, 5/15/13 .......................................................          23,710,000    MYR         6,770,040
          3.461%, 7/31/13 ......................................................         407,767,000    MYR       115,154,804
          3.814%, 2/15/17 ......................................................         300,040,000    MYR        84,377,184
                                                                                                              ---------------
                                                                                                                  327,897,782
                                                                                                              ---------------
       MEXICO 8.8%
       Government of Mexico,
          8.00%, 12/07/23 ......................................................          30,785,000(i) MXN       228,146,798
          10.00%, 12/05/24 .....................................................          12,883,000(i) MXN       112,295,249
          10.00%, 11/20/36 .....................................................          39,583,000(i) MXN       335,426,197


                     4 | Quarterly Statements of Investments

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED) (CONTINUED)

       TEMPLETON GLOBAL BOND FUND                                                     PRINCIPAL AMOUNT(a)          VALUE
       --------------------------                                                  ------------------------   ---------------
       BONDS (CONTINUED)
       MEXICO (CONTINUED)
       Government of Mexico, (continued)
          M 20, 7.50%, 6/03/27 .................................................          54,181,000(i) MXN   $   374,183,412
          senior bond, 5.95%, 3/19/19 ..........................................         130,400,000              133,203,600
                                                                                                              ---------------
                                                                                                                1,183,255,256
                                                                                                              ---------------
       NETHERLANDS 2.2%
       Government of the Netherlands, 4.00%, 7/15/18 ...........................         205,000,000    EUR       291,758,373
                                                                                                              ---------------
       NEW ZEALAND 0.1%
       Government of New Zealand,
          7.00%, 7/15/09 .......................................................           6,888,000    NZD         4,439,150
          6.00%, 11/15/11 ......................................................          10,837,000    NZD         7,343,639
          6.50%, 4/15/13 .......................................................           6,650,000    NZD         4,555,386
                                                                                                              ---------------
                                                                                                                   16,338,175
                                                                                                              ---------------
       PERU 0.5%
       Government of Peru,
          7.84%, 8/12/20 .......................................................          74,675,000    PEN        28,957,759
          Series 7, 8.60%, 8/12/17 .............................................         110,435,000    PEN        44,212,415
                                                                                                              ---------------
                                                                                                                   73,170,174
                                                                                                              ---------------
       PHILIPPINES 0.2%
(h)    Government of the Philippines, Reg S, 9.125%, 2/22/10 ...................          15,795,000    EUR        23,345,574
                                                                                                              ---------------
       POLAND 3.3%
       Government of Poland,
          4.75%, 4/25/12 .......................................................          86,915,000    PLN        26,701,830
          5.75%, 4/25/14 .......................................................         360,565,000    PLN       112,971,865
          6.25%, 10/24/15 ......................................................         477,140,000    PLN       152,466,601
          5.75%, 9/23/22 .......................................................         495,970,000    PLN       147,659,285
                                                                                                              ---------------
                                                                                                                  439,799,581
                                                                                                              ---------------
       QATAR 0.9%
(d)    Government of Qatar, senior note, 144A, 6.55%, 4/09/19 ..................         109,850,000              114,518,625
                                                                                                              ---------------
       RUSSIA 4.9%
       Government of Russia,
(d)      144A, 7.50%, 3/31/30 ..................................................         646,517,760              650,817,103
(h)      senior bond, Reg S, 7.50%, 3/31/30 ....................................           3,984,000                4,010,494
                                                                                                              ---------------
                                                                                                                  654,827,597
                                                                                                              ---------------
       SOUTH AFRICA 2.3%
       Government of South Africa,
          5.25%, 5/16/13 .......................................................          31,958,000    EUR        44,851,282
          4.50%, 4/05/16 .......................................................          16,945,000    EUR        21,145,650
          6.875%, 5/27/19 ......................................................         205,735,000              208,563,856
          senior note, 6.50%, 6/02/14 ..........................................           7,290,000                7,573,362
          senior note, 5.875%, 5/30/22 .........................................          31,345,000               28,759,037
                                                                                                              ---------------
                                                                                                                  310,893,187
                                                                                                              ---------------


                     Quarterly Statements of Investments | 5

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED) (CONTINUED)

       TEMPLETON GLOBAL BOND FUND                                                     PRINCIPAL AMOUNT(a)          VALUE
       --------------------------                                                  ------------------------   ---------------
       BONDS (CONTINUED)
       SOUTH KOREA 17.9%
       The Export-Import Bank of Korea,
          5.125%, 3/16/15 ......................................................           6,330,000          $     5,974,254
          4.625%, 2/20/17 ......................................................          14,090,000    EUR        17,224,565
(h)       Reg S, 5.25%, 2/10/14 ................................................           6,200,000                5,977,736
          senior note, 8.125%, 1/21/14 .........................................          37,645,000               41,457,309
       Government of Korea, senior bond, 5.625%, 11/03/25 ......................          13,150,000               11,580,548
       Korea Deposit Insurance Corp.,
          07-1, 5.57%, 9/14/12 .................................................      44,400,000,000    KRW        36,506,097
          08-1, 5.28%, 2/15/13 .................................................       5,957,000,000    KRW         4,846,303
       Korea Development Bank,
          5.30%, 1/17/13 .......................................................          16,950,000               16,858,080
          senior note, 8.00%, 1/23/14 ..........................................         111,460,000              120,873,131
       Korea Treasury Bond,
          0475-1112, 4.75%, 12/10/11 ...........................................   1,306,832,360,000    KRW     1,060,374,493
          0475-1203, 4.75%, 3/10/12 ............................................     171,799,000,000    KRW       139,007,501
          0500-1609, 5.00%, 9/10/16 ............................................     175,000,000,000    KRW       138,390,700
          0525-1509, 5.25%, 9/10/15 ............................................      26,000,000,000    KRW        21,069,451
          0525-2703, 5.25%, 3/10/27 ............................................      88,290,640,000    KRW        67,951,364
(j)       0550-1106, 5.50%, 6/10/11 ............................................      56,787,030,000    KRW        46,862,582
          0550-1709, 5.50%, 9/10/17 ............................................     389,041,700,000    KRW       315,313,085
          0575-1012, 5.75%, 12/10/10 ...........................................     147,250,000,000    KRW       121,645,139
          0575-1809, 5.75%, 9/10/18 ............................................      61,860,100,000    KRW        51,161,390
          senior note, 7.125%, 4/16/19 .........................................         167,120,000              178,973,989
                                                                                                              ---------------
                                                                                                                2,402,047,717
                                                                                                              ---------------
(k)    SUPRANATIONAL 4.1%
(j)    Corporacion Andina De Fomento, 8.125%, 6/04/19 ..........................         136,720,000              136,480,740
       European Bank for Reconstruction & Development, senior note, 5.10%,
          6/12/09 ..............................................................         485,000,000    PLN       152,306,791
       European Investment Bank, senior note,
          4.50%, 5/15/13 .......................................................         340,210,000    NOK        56,279,824
          1612/37, 6.50%, 9/10/14 ..............................................          51,500,000    NZD        33,938,390
       Inter-American Development Bank,
          7.50%, 4/15/15 .......................................................           5,600,000    NZD         3,908,787
          6.00%, 12/15/17 ......................................................          10,200,000    NZD         6,335,250
          senior note, 7.50%, 12/05/24 .........................................       2,473,000,000    MXN       150,011,795
       International Bank for Reconstruction & Development, 7.50%, 7/30/14 .....          14,802,000    NZD        10,293,225
                                                                                                              ---------------
                                                                                                                  549,554,802
                                                                                                              ---------------
       SWEDEN 3.7%
       Government of Sweden, 5.25%, 3/15/11 ....................................       3,458,620,000    SEK       489,691,550
                                                                                                              ---------------
       UNITED ARAB EMIRATES 0.8%
(d)    Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19 ..............................         107,890,000              112,493,774
                                                                                                              ---------------
       VENEZUELA 1.6%
       Government of Venezuela,
          10.75%, 9/19/13 ......................................................          75,240,000               59,815,800
(h)       senior bond, Reg S, 5.375%, 8/07/10 ..................................         168,805,000              152,473,116
                                                                                                                  212,288,916
                                                                                                              ---------------
       TOTAL BONDS (COST $10,172,125,057) ......................................                               10,713,619,554
                                                                                                              ---------------


                     6 | Quarterly Statements of Investments

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED) (CONTINUED)

       TEMPLETON GLOBAL BOND FUND                                                     PRINCIPAL AMOUNT(a)          VALUE
       --------------------------                                                  ------------------------   ---------------
       MUNICIPAL BONDS 5.5%
       UNITIED STATES AND U.S. TERRITORIES 5.5%
       Alabama Public Housing Authorities Capital Program Revenue, Series B, FSA
          Insured, 4.45%, 1/01/24 ..............................................           6,765,000          $     6,780,018
       Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
          Refunding, Series F1,
          5.00%, 4/01/39 .......................................................          17,665,000               17,262,061
          5.50%, 4/01/43 .......................................................          24,910,000               25,466,988
       Bexar County Hospital District GO, Certificates of Obligation, 5.00%,
          2/15/32 ..............................................................           7,675,000                7,501,238
       Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured,
          5.25%, 8/15/47 .......................................................           6,900,000                6,831,966
       California State GO,
          6.00%, 4/01/38 .......................................................         105,350,000              108,572,656
          Refunding, 5.125%, 4/01/33 ...........................................          41,950,000               38,563,796
          Refunding, 5.00%, 4/01/38 ............................................          17,580,000               15,502,396
       Chicago Board of Education GO, Refunding, Series C, Assured Guaranty,
          5.25%, 12/01/26 ......................................................          21,470,000               22,925,451
       Chicago GO, Project and Refunding, Series A, FSA Insured, 5.00%,
          1/01/25 ..............................................................          13,885,000               14,315,852
       District of Columbia University Revenue, Georgetown University,
          Refunding, Series D, BHAC Insured, 5.50%, 4/01/36 ....................          14,180,000               14,702,391
       Energy Northwest Electric Revenue, Columbia Generating Station,
          Refunding, Series A, 5.00%, 7/01/24 ..................................          14,180,000               14,814,839
       Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A,
          4.25%, 7/01/14 .......................................................          22,070,000               21,841,134
       Georgia State GO, Series B, 5.00%, 1/01/26 ..............................           3,000,000                3,266,550
       Hamilton County Sales Tax Revenue, sub. bond, Refunding, Series A, FSA
          Insured, 5.00%, 12/01/32 .............................................          17,375,000               17,396,371
       Illinois Municipal Electricity Agency Power Supply Revenue, Series A,
          BHAC Insured, 5.00%, 2/01/35 .........................................          10,260,000               10,311,197
       Kentucky State Municipal Power Agency Power System Revenue, Prairie State
          Project, Series A, BHAC Insured, 5.25%, 9/01/42 ......................          21,980,000               22,480,045
       Las Vegas Valley Water District GO, Refunding, Series A, MBIA Insured,
          5.00%, 6/01/26 .......................................................          11,440,000               11,605,537
       Lewisville ISD, GO, School Building, 5.00%, 8/15/26 .....................          15,930,000               16,896,632
       Los Angeles USD, GO, Series I, 5.00%,
          7/01/26 ..............................................................           5,300,000                5,417,713
          7/01/27 ..............................................................           5,650,000                5,734,694
       Matanuska-Susitna Borough Lease Revenue, Goose Greek Correctional Center,
          Assured Guaranty,
          5.50%, 9/01/23 .......................................................          14,705,000               16,438,131
          6.00%, 9/01/28 .......................................................          18,380,000               20,303,651
       Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
          Refunding, Third Indenture Series A, FGIC Insured, 5.00%, 7/01/19 ....          12,600,000               14,376,978
       Metropolitan Water District of Southern California Waterworks Revenue,
          Series A, 5.00%, 7/01/37 .............................................           8,085,000                8,229,802
       Minneapolis Health Care System Revenue, Fairview Health Services,
          Series B, Assured Guaranty, 6.50%, 11/15/38 ..........................          16,000,000               17,412,320
       MTA Revenue,
          Series B, Assured Guaranty, 5.25%, 11/15/20 ..........................          12,600,000               13,828,626
          Transportation, Series A, FSA Insured, 5.50%, 11/15/21 ...............          11,905,000               13,356,458


                     Quarterly Statements of Investments | 7

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED) (CONTINUED)

       TEMPLETON GLOBAL BOND FUND                                                     PRINCIPAL AMOUNT(a)          VALUE
       --------------------------                                                  ------------------------   ---------------
       MUNICIPAL BONDS (CONTINUED)
       UNITIED STATES AND U.S. TERRITORIES (CONTINUED)
       New Jersey State Transportation Trust Fund Authority Revenue,
          Transportation System, Series A, Assured Guaranty, 5.50%, 12/15/38 ...          27,260,000          $    28,578,021
       New York City GO, Series L, Sub Series L-1, 5.00%, 4/01/26 ..............           6,500,000                6,596,915
       North Carolina Eastern Municipal Power Agency Power System Revenue,
          Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19 ................          20,600,000               21,584,062
       Palomar Pomerado Health GO, Election of 2004, Series A, MBIA Insured,
          5.125%, 8/01/37 ......................................................          60,670,000               57,178,442
       Philadelphia GO, Series B, Assured Guaranty, 7.125%, 7/15/38 ............           8,135,000                8,745,694
       Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%, 8/01/32 ..          22,035,000               22,385,797
       Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
          8/01/27 ..............................................................           6,485,000                2,220,205
          8/01/30 ..............................................................           6,485,000                1,766,903
          8/01/32 ..............................................................           8,105,000                1,888,222
          8/01/33 ..............................................................           4,290,000                  927,584
       Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
          MBIA Insured, 5.50%, 7/01/21 .........................................           7,450,000                7,436,590
       Regional Transportation District Sales Tax Revenue, Fastracks Project,
          Series A, AMBAC Insured, 5.00%, 11/01/27 .............................          17,135,000               17,855,527
       San Bernardino Community College District GO, Election of 2002, Series A,
          6.375%, 8/01/26 ......................................................           3,675,000                4,196,299
          6.50%, 8/01/27 .......................................................           5,330,000                6,096,880
          6.50%, 8/01/28 .......................................................           2,200,000                2,500,630
          6.25%, 8/01/33 .......................................................           5,515,000                5,999,382
       San Mateo County Community College District GO, Election of 2001,
          Series C, MBIA Insured, zero cpn.,
          9/01/30 ..............................................................          15,680,000                4,673,267
          3/01/31 ..............................................................           4,270,000                1,221,305
       Seattle Water System Revenue, BHAC Insured, 5.00%, 9/01/34 ..............           8,850,000                8,930,535
       Tarrant County Cultural Education Facilities Finance Corp. Revenue,
          Christus Health, Refunding, Series A, Assured Guaranty, 6.25%,
          7/01/28 ..............................................................          13,450,000               14,131,243
       Wisconsin State GO, Series A, FGIC Insured, 5.00%, 5/01/21 ..............           4,000,000                4,342,360
                                                                                                              ---------------
       TOTAL MUNICIPAL BONDS (COST $717,430,721) ...............................                                  741,391,354
                                                                                                              ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $10,889,555,778) ...............................................                               11,455,010,908
                                                                                                              ---------------
       SHORT TERM INVESTMENTS 11.1%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $151,410,599) 1.1%
       EGYPT 1.1%
(l)    Egypt Treasury Bills, 6/30/09 - 9/22/09 .................................         831,550,000    EGP       145,124,553
                                                                                                              ---------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,077,573,297) 8.0%
       UNITED STATES 8.0%
(l)    FHLB, 6/01/09 ...........................................................       1,077,580,000            1,077,580,000
                                                                                                              ---------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
          (COST $12,118,539,674) ...............................................                               12,677,715,461
                                                                                                              ---------------


                     8 | Quarterly Statements of Investments

       Templeton Income Trust
       STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED) (CONTINUED)

       TEMPLETON GLOBAL BOND FUND                                                         SHARES                   VALUE
       --------------------------                                                  ------------------------   ---------------
       MONEY MARKET FUNDS (COST $265,721,262) 2.0%
       UNITED STATES 2.0%
(m)    Institutional Fiduciary Trust Money Market Portfolio, 0.02% .............         265,721,262          $   265,721,262
                                                                                                              ---------------
       TOTAL INVESTMENTS (COST $12,384,260,936) 96.7% ..........................                               12,943,436,723
       NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS 0.3% ..........                                   44,377,034
       OTHER ASSETS, LESS LIABILITIES 3.0% .....................................                                  394,329,562
                                                                                                              ---------------
       NET ASSETS 100.0% .......................................................                              $13,382,143,319
                                                                                                              ---------------

See Abbreviations on page 37.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(c)  The coupon rate shown represents the rate at period end.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the aggregate value of these securities was $1,199,431,195, representing 8.96% of net assets.

(e)  Rounds to less than 0.1% of net assets.

(f)  Principal amount is stated in 1,000 Brazilian Real Units.

(g)  Redemption price at maturity is adjusted for inflation.

(h) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the aggregate value of these securities was $343,516,394 representing 2.57% of net assets.

(i)  Principal amount is stated in 100 Mexican Peso Units.

(j)  Security purchased on a delayed delivery basis.

(k) A supranational organization is an entity formed by two or more central governments through international treaties.

(l)  The security is traded on a discount basis with no stated coupon rate.

(m) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statements of Investments | 9

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

          TEMPLETON GLOBAL TOTAL RETURN FUND                                          PRINCIPAL AMOUNT(a)          VALUE
          ----------------------------------                                       ------------------------   ---------------
          BONDS 81.5%
          ARGENTINA 1.5%
(b, c)    Government of Argentina, senior bond, FRN, 1.683%, 8/03/12 ...........           1,137,000          $       366,682
                                                                                                              ---------------
          AUSTRALIA 1.7%
          New South Wales Treasury Corp., 19RG, 6.00%, 4/01/19 .................             542,000    AUD           427,926
                                                                                                              ---------------
          BRAZIL 3.7%
          Nota Do Tesouro Nacional,
             10.082%, 1/01/12 ..................................................                 400(d) BRL           199,844
             10.082%, 1/01/17 ..................................................                 800(d) BRL           370,100
(e)       Index Linked, 6.00%, 5/15/45 .........................................                 400(d) BRL           347,477
                                                                                                              ---------------
                                                                                                                      917,421
                                                                                                              ---------------
          CANADA 4.0%
          Province of Ontario, 6.25%, 6/16/15 ..................................           1,510,000    NZD           945,531
(f)       Teck Resources Ltd., secured senior note, 144A, 10.75%, 5/15/19 ......              50,000                   51,516
                                                                                                              ---------------
                                                                                                                      997,047
                                                                                                              ---------------
          FIJI 0.3%
          Republic of Fiji, 6.875%, 9/13/11 ....................................             100,000                   74,500
                                                                                                              ---------------
          FRANCE 0.3%
(f, g)    BNP Paribas, 144A, 7.195%, Perpetual .................................             100,000                   73,102
                                                                                                              ---------------
          GERMANY 3.3%
          KfW Bankengruppe, senior note, 18.50%, 2/11/10 .......................           4,500,000    EGP           824,820
                                                                                                              ---------------
          HUNGARY 1.5%
          Government of Hungary,
             3.50%, 7/18/16 ....................................................               5,000    EUR             5,793
             4.375%, 7/04/17 ...................................................              95,000    EUR           112,138
             5.75%, 6/11/18 ....................................................             180,000    EUR           229,972
             senior note, 3.875%, 2/24/20 ......................................              15,000    EUR            16,187
                                                                                                              ---------------
                                                                                                                      364,090
                                                                                                              ---------------
          INDONESIA 12.2%
          Government of Indonesia,
             FR31, 11.00%, 11/15/20 ............................................           9,000,000    IDR               890
             FR34, 12.80%, 6/15/21 .............................................      14,288,000,000    IDR         1,582,927
             FR35, 12.90%, 6/15/22 .............................................         440,000,000    IDR            48,532
             FR40, 11.00%, 9/15/25 .............................................      11,200,000,000    IDR         1,066,667
             FR43, 10.25%, 7/15/22 .............................................         110,000,000    IDR            10,129
(f)          senior bond, 144A, 8.50%, 10/12/35 ................................             200,000                  205,500
(f)          senior bond, 144A, 7.75%, 1/17/38 .................................             100,000                   94,411
                                                                                                              ---------------
                                                                                                                    3,009,056
                                                                                                              ---------------
          IRAQ 0.6%
(f)       Government of Iraq, 144A, 5.80%, 1/15/28 .............................             250,000                  156,875
                                                                                                              ---------------
          ITALY 0.6%
          Telecom Italia Capital, senior note, 4.95%, 9/30/14 ..................             100,000                   95,043
(f)       Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 .....              50,000                   52,750
                                                                                                              ---------------
                                                                                                                      147,793
                                                                                                              ---------------


                    10 | Quarterly Statements of Investments

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED) (CONTINUED)

          TEMPLETON GLOBAL TOTAL RETURN FUND                                          PRINCIPAL AMOUNT(a)          VALUE
          ----------------------------------                                       ------------------------   ---------------
          BONDS (CONTINUED)
          KAZAKHSTAN 0.7%
          HSBK (Europe) BV,
(f)          144A, 7.25%, 5/03/17 ..............................................             200,000          $       118,000
(h)          Reg S, 7.25%, 5/03/17 .............................................             100,000                   59,000
                                                                                                              ---------------
                                                                                                                      177,000
                                                                                                              ---------------
          LUXEMBOURG 0.2%
          ArcelorMittal, senior note, 9.85%, 6/01/19 ...........................              50,000                   51,473
                                                                                                              ---------------
          MEXICO 4.7%
          Government of Mexico,
             10.00%, 11/20/36 ..................................................             118,000(i) MXN           999,931
             senior bond, 5.95%, 3/19/19 .......................................             150,000                  153,225
                                                                                                              ---------------
                                                                                                                    1,153,156
                                                                                                              ---------------
          NETHERLANDS 1.2%
          Government of the Netherlands, 7.50%, 1/15/23 ........................              75,000    EUR           140,159
(f, g, j) Rabobank Nederland, sub note, 11.00%, 144A, Perpetual ................             100,000                  100,000
(f)       UPC Holding BV, senior note, 144A, 9.875%, 4/15/18 ...................              50,000                   48,016
                                                                                                              ---------------
                                                                                                                      288,175
                                                                                                              ---------------
          POLAND 2.0%
          Government of Poland, 5.75%, 9/23/22 .................................           1,650,000    PLN           491,235
                                                                                                              ---------------
          QATAR 0.7%
(f)       Government of Qatar, senior note, 144A, 6.55%, 4/09/19 ...............             170,000                  177,225
                                                                                                              ---------------
          RUSSIA 10.5%
          Gaz Capital SA, senior note,
(f)          144A, 6.51%, 3/07/22 ..............................................             360,000                  270,900
(h)          Reg S, 6.51%, 3/07/22 .............................................             170,000                  128,350
(f)       Government of Russia, 144A, 7.50%, 3/31/30 ...........................           1,009,920                1,016,636
(f)       LUKOIL International Finance BV, 144A, 6.656%, 6/07/22 ...............             430,000                  327,875
(h)       TNK-BP Finance SA, senior note, Reg S, 7.875%, 3/13/18 ...............             420,000                  349,650
(f)       VTB Capital SA, senior note, 144A, 6.25%, 6/30/35 ....................             610,000                  489,525
                                                                                                              ---------------
                                                                                                                    2,582,936
                                                                                                              ---------------
          SOUTH AFRICA 1.9%
          Government of South Africa,
             4.50%, 4/05/16 ....................................................             100,000    EUR           124,790
             6.875%, 5/27/19 ...................................................             120,000                  121,650
             senior note, 6.50%, 6/02/14 .......................................              30,000                   31,166
             senior note, 5.875%, 5/30/22 ......................................             200,000                  183,500
                                                                                                              ---------------
                                                                                                                      461,106
                                                                                                              ---------------
          SOUTH KOREA 7.9%
          Korea Treasury Bond,
             0550-2803, 5.50%, 3/10/28 .........................................         600,000,000    KRW           478,431
             0575-1309, 5.75%, 9/10/13 .........................................         590,000,000    KRW           489,176
             0575-1809, 5.75%, 9/10/18 .........................................         990,000,000    KRW           818,780
             senior note, 7.125%, 4/16/19 ......................................             140,000                  149,930
                                                                                                              ---------------
                                                                                                                    1,936,317
                                                                                                              ---------------


                    Quarterly Statements of Investments | 11

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED) (CONTINUED)

          TEMPLETON GLOBAL TOTAL RETURN FUND                                          PRINCIPAL AMOUNT(a)          VALUE
          ----------------------------------                                       ------------------------   ---------------
          BONDS (CONTINUED)
(k)       SUPRANATIONAL 1.1%
(j)       Corporacion Andina De Fomento, 8.125%, 6/04/19 .......................             280,000          $       279,510
                                                                                                              ---------------
          SWITZERLAND 0.2%
(f)       Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ............              50,000                   40,750
                                                                                                              ---------------
          UNITED ARAB EMIRATES 1.1%
(f)       DP World Ltd., 144A, 6.85%, 7/02/37 ..................................             130,000                   91,338
(f)       Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19 ...........................             170,000                  177,254
                                                                                                              ---------------
                                                                                                                      268,592
                                                                                                              ---------------
          UNITED KINGDOM 1.3%
(f)       Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14 .......             100,000                  105,868
(f)       British Sky Broadcasting Group PLC, senior note, 144A, 6.10%,
             2/15/18 ...........................................................             100,000                   93,094
          HSBC Holdings PLC, sub. note, 6.50%, 9/15/37 .........................             100,000                   90,966
(f)       Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16 ..             125,000                   39,375
                                                                                                              ---------------
                                                                                                                      329,303
                                                                                                              ---------------
          UNITED STATES 15.5%
          Ameren Corp., senior note, 8.875%, 5/15/14 ...........................              50,000                   51,776
          American Express Credit Corp., senior note, C, 7.30%, 8/20/13 ........             100,000                  101,357
          ARAMARK Corp., senior note, 8.50%, 2/01/15 ...........................             100,000                   95,875
          Bank of America Corp.,
(g)          pfd., sub. bond, M, 8.125%, Perpetual .............................             150,000                  117,565
             senior note, 5.65%, 5/01/18 .......................................             150,000                  134,642
          Berry Petroleum Co., senior note, 10.25%, 6/01/14 ....................              50,000                   49,313
          Case New Holland Inc., senior note, 7.125%, 3/01/14 ..................              50,000                   46,625
(l)       CCH II LLC, senior note, 10.25%, 9/15/10 .............................              50,000                   49,750
          Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 .................             100,000                   81,625
          Citigroup Inc.,
             senior note, 6.125%, 11/21/17 .....................................             100,000                   89,891
             sub. note, 5.00%, 9/15/14 .........................................             100,000                   87,084
(f)       Crown Americas LLC, senior note, 144A, 7.625%, 5/15/17 ...............              50,000                   49,250
          Crown Cork & Seal Co. Inc., 8.00%, 4/15/23 ...........................              50,000                   44,250
          EchoStar DBS Corp., senior note, 7.125%, 2/01/16 .....................              50,000                   46,250
          Ford Motor Credit Co. LLC, senior note, 9.875%, 8/10/11 ..............             100,000                   91,334
          General Electric Capital Corp., senior note, A, 7.625%, 12/10/14 .....             950,000    NZD           567,284
(f)       GMAC LLC, senior note, 144A, 6.875%, 9/15/11 .........................              81,000                   72,532
          The Goldman Sachs Group Inc., sub. note, 6.75%, 10/01/37 .............             100,000                   86,216
(f, j)    Harrah's Operating Escrow, senior secured note, 144A, 11.25%,
             6/01/17 ...........................................................              50,000                   49,125
          HCA Inc., senior secured note, 9.125%, 11/15/14 ......................             100,000                   98,500
(f)       Host Hotels and Resorts LP, senior note, 144A, 9.00%, 5/15/17 ........              50,000                   47,750
(f)       JBS USA LLC, senior note, 144A, 11.625%, 5/01/14 .....................              50,000                   48,250
          JPMorgan Chase & Co.,
             6.00%, 1/15/18 ....................................................             150,000                  149,739
(g)       junior sub. note, 1, 7.90%, Perpetual ................................             150,000                  125,250
          Mariner Energy Inc., senior note, 7.50%, 4/15/13 .....................              50,000                   44,000
(f)       Markwest Energy Partners LP, senior note, 144A, 6.875%, 11/01/14 .....              50,000                   41,000
          MetLife Inc., senior note, A, 6.817%, 8/15/18 ........................             100,000                  100,951
          MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 .................              50,000                   50,437
          MGM MIRAGE, senior note, 6.875%, 4/01/16 .............................             100,000                   64,625
          Morgan Stanley, senior note, 6.625%, 4/01/18 .........................             100,000                   99,152


                    12 | Quarterly Statements of Investments

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED) (CONTINUED)

          TEMPLETON GLOBAL TOTAL RETURN FUND                                          PRINCIPAL AMOUNT(a)          VALUE
          ----------------------------------                                       ------------------------   ---------------
          BONDS (CONTINUED)
          UNITED STATES (CONTINUED)
(f)       Nalco Co., senior note, 144A, 8.25%, 5/15/17 .........................              50,000          $        50,125
          NRG Energy Inc., senior note, 7.375%, 2/01/16 ........................             100,000                   94,375
(f)       Owens-Brockway Glass Container Inc., senior note, 144A, 7.375%,
             5/15/16 ...........................................................              50,000                   48,625
          Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ................              50,000                   48,500
          Pinnacle Entertainment Inc., senior sub. note, 7.50%, 6/15/15 ........              50,000                   42,000
          RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ..............              50,000                   42,000
(f)       Sandridge Energy Inc., senior note, 144A, 9.875%, 5/15/16 ............              50,000                   47,875
          Solo Cup Co., senior sub. note, 8.50%, 2/15/14 .......................              50,000                   40,250
          SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15 .........             100,000                   91,250
          Supervalu Inc., senior note, 8.00%, 5/01/16 ..........................              50,000                   49,250
          Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%,
             11/01/15 ..........................................................             100,000                   59,750
          Time Warner Inc., 7.625%, 4/15/31 ....................................             100,000                   91,349
          UBS AG Stamford, senior note, 5.875%, 12/20/17 .......................             100,000                   91,033
          Wells Fargo & Co., senior note, 5.625%, 12/11/17 .....................             100,000                   95,461
(g)       Wells Fargo Capital XV, pfd., 9.75%, Perpetual .......................             100,000                   93,500
(f)       WMG Acquisition Corp., senior secured note, 144A, 9.50%, 6/15/16 .....              50,000                   50,375
                                                                                                              ---------------
                                                                                                                    3,817,116
                                                                                                              ---------------
          VENEZUELA 2.4%
          Government of Venezuela,
             10.75%, 9/19/13 ...................................................             180,000                  143,100
(h)          senior bond, Reg S, 5.375%, 8/07/10 ...............................             485,000                  438,076
                                                                                                              ---------------
                                                                                                                      581,176
                                                                                                              ---------------
          VIETNAM 0.4%
(h)       Government of Vietnam, Reg S, 6.875%, 1/15/16 ........................             100,000                   99,500
                                                                                                              ---------------
          TOTAL BONDS (COST $18,374,272) .......................................                                   20,093,882
                                                                                                              ---------------
          MUNICIPAL BONDS 2.8%
          UNITED STATES 2.8%
          Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
             Refunding, Series F1, 5.00%, 4/01/39 ..............................              25,000                   24,430
          Chicago Board of Education GO, Refunding, Series C, Assured Guaranty,
             5.25%, 12/01/26 ...................................................              25,000                   26,695
          Chicago GO, Project and Refunding, Series A, FSA Insured, 5.00%,
             1/01/25 ...........................................................              20,000                   20,621
          District of Columbia University Revenue, Georgetown University,
             Refunding, Series D, BHAC Insured, 5.50%, 4/01/36 .................              15,000                   15,553
          Energy Northwest Electric Revenue, Columbia Generating Station,
             Refunding, Series A, 5.00%, 7/01/24 ...............................              15,000                   15,671
          Kentucky State Municipal Power Agency Power System Revenue, Prairie
             State Project, Series A, BHAC Insured, 5.25%, 9/01/42 .............              25,000                   25,569
          Las Vegas Valley Water District GO, Refunding, Series A, MBIA Insured,
             5.00%, 6/01/26 ....................................................              15,000                   15,217
          Lewisville ISD, GO, School Building, 5.00%, 8/15/26 ..................              25,000                   26,517
          Los Angeles USD, GO, Series I, 5.00%,
             7/01/26 ...........................................................              10,000                   10,222
             7/01/27 ...........................................................              10,000                   10,150


                    Quarterly Statements of Investments | 13

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED) (CONTINUED)

          TEMPLETON GLOBAL TOTAL RETURN FUND                                          PRINCIPAL AMOUNT(a)          VALUE
          ----------------------------------                                       ------------------------   ---------------
          MUNICIPAL BONDS (CONTINUED)
          UNITED STATES (CONTINUED)
          Matanuska-Susitna Borough Lease Revenue, Goose Greek Correctional
             Center, Assured Guaranty,
             5.50%, 9/01/23 ....................................................              15,000          $        16,768
             6.00%, 9/01/28 ....................................................              20,000                   22,093
          Metropolitan Water District of Southern California Waterworks Revenue,
             Series A, 5.00%, 7/01/37 ..........................................              10,000                   10,179
          Minneapolis Health Care System Revenue, Fairview Health Services,
             Series B, Assured Guaranty, 6.50%, 11/15/38 .......................              50,000                   54,413
          MTA Revenue,
             Series B, Assured Guaranty, 5.25%, 11/15/20 .......................              20,000                   21,950
             Transportation, Series A, FSA Insured, 5.50%, 11/15/21 ............              15,000                   16,829
          New Jersey State Transportation Trust Fund Authority Revenue,
             Transportation System, Series A, Assured Guaranty, 5.50%,
             12/15/38 ..........................................................              85,000                   89,110
          Palomar Pomerado Health GO, Election of 2004, Series A, MBIA Insured,
             5.125%, 8/01/37 ...................................................              85,000                   80,108
          Philadelphia GO, Series B, Assured Guaranty, 7.125%, 7/15/38 .........              20,000                   21,501
          Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%,
             8/01/32 ...........................................................              55,000                   55,876
          Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
             8/01/27 ...........................................................              10,000                    3,424
             8/01/30 ...........................................................              10,000                    2,725
             8/01/32 ...........................................................              10,000                    2,330
             8/01/33 ...........................................................               5,000                    1,081
          Regional Transportation District Sales Tax Revenue, Fastracks Project,
             Series A, AMBAC Insured, 5.00%, 11/01/27 ..........................              25,000                   26,051
          San Bernardino Community College District GO, Election of 2002,
             Series A,
             6.375%, 8/01/26 ...................................................               5,000                    5,709
             6.50%, 8/01/27 ....................................................               5,000                    5,719
             6.50%, 8/01/28 ....................................................               5,000                    5,683
             6.25%, 8/01/33 ....................................................               5,000                    5,439
          San Mateo County Community College District GO, Election of 2001,
             Series C, MBIA Insured, zero cpn.,
             9/01/30 ...........................................................              40,000                   11,922
             3/01/31 ...........................................................              10,000                    2,860
          Tarrant County Cultural Education Facilities Finance Corp. Revenue,
             Christus Health, Refunding, Series A, Assured Guaranty,
             6.25%, 7/01/28 ....................................................              40,000                   42,026
                                                                                                              ---------------
          TOTAL MUNICIPAL BONDS (COST $655,624) ................................                                      694,441
                                                                                                              ---------------

                                                                                            SHARES                 VALUE
                                                                                   ------------------------   ---------------
          PREFERRED STOCKS (COST $2,130) 0.0%m
          UNITED STATES 0.0%m
(f)       Preferred Blocker Inc., 9.00%, pfd., 144A ............................                   6                    2,531
                                                                                                              ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $19,032,026) ................................................                                   20,790,854
                                                                                                              ---------------
          SHORT TERM INVESTMENTS (COST $3,712,682) 15.1%
          MONEY MARKET FUNDS 15.1%
          UNITED STATES 15.1%
(n)       Institutional Fiduciary Trust Money Market Portfolio, 0.02% ..........           3,712,682                3,712,682
                                                                                                              ---------------


                    14 | Quarterly Statements of Investments

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED) (CONTINUED)

          TEMPLETON GLOBAL TOTAL RETURN FUND                                                                       VALUE
          ----------------------------------                                                                  ---------------
          TOTAL INVESTMENTS (COST $22,744,708) 99.4% ...........................                              $    24,503,536
          NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS 0.2% .......                                       39,920
          OTHER ASSETS, LESS LIABILITIES 0.4% ..................................                                      110,232
                                                                                                              ---------------
          NET ASSETS 100.0% ....................................................                              $    24,653,688
                                                                                                              ===============

See Abbreviations on page 37.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d)  Principal amount is stated in 1,000 Brazilian Real Units.

(e)  Redemption price at maturity is adjusted for inflation.

(f) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the aggregate value of these securities was $4,237,448, representing 17.19% of net assets.

(g)  Perpetual security with no stated maturity date.

(h) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the aggregate value of these securities was $1,074,576, representing 4.36% of net assets.

(i)  Principal amount is stated in 100 Mexican Peso Units.

(j)  Security purchased on a delayed basis.

(k) A supranational organization is an entity formed by two or more central governments through international treaties.

(l) Defaulted security or security for which income has been deemed uncollectible.

(m)  Rounds to less than 0.1% of net assets.

(n) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                    Quarterly Statements of Investments | 15

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

          TEMPLETON INTERNATIONAL BOND FUND                                           PRINCIPAL AMOUNT(a)          VALUE
          ---------------------------------                                        ------------------------   ---------------
          BONDS 84.6%
          ARGENTINA 2.2%
(b, c)    Government of Argentina, senior bond, FRN, 1.683%, 8/03/12 ...........           1,353,000          $       436,342
                                                                                                              ---------------
          AUSTRALIA 3.2%
          New South Wales Treasury Corp., senior note, 5.50%, 3/01/17 ..........             296,000    AUD           230,678
          Queensland Treasury Corp.,
             13, 6.00%, 8/14/13 ................................................             208,000    AUD           172,035
             17, 6.00%, 9/14/17 ................................................             100,000    AUD            80,001
(d)          144A, 7.125%, 9/18/17 .............................................             230,000    NZD           152,194
                                                                                                              ---------------
                                                                                                                      634,908
                                                                                                              ---------------
          BRAZIL 4.0%
          Nota Do Tesouro Nacional,
             10.082%, 1/01/12 ..................................................                 300(e) BRL           149,883
             10.082%, 1/01/17 ..................................................                 650(e) BRL           300,707
(f)       Index Linked, 6.00%, 5/15/15 .........................................                 370(e) BRL           333,007
                                                                                                              ---------------
                                                                                                                      783,597
                                                                                                              ---------------
          CANADA 4.0%
          Province of Manitoba, 6.375%, 9/01/15 ................................              20,000    NZD            12,484
          Province of Ontario,
             1.875%, 1/25/10 ...................................................          20,000,000    JPY           210,851
             6.25%, 6/16/15 ....................................................             901,000    NZD           564,188
                                                                                                              ---------------
                                                                                                                      787,523
                                                                                                              ---------------
          FRANCE 3.1%
          Government of France, 4.00%, 4/25/18 .................................             424,000    EUR           607,242
                                                                                                              ---------------
          GERMANY 2.7%
          KfW Bankengruppe, senior note,
             7.25%, 2/22/10 ....................................................             474,000    NZD           312,194
             6.375%, 2/17/15 ...................................................             130,000    NZD            84,181
          Landwirtschaftliche Rentenbank, senior note, 8.50%, 2/22/16 ..........           1,825,000    MXN           132,955
                                                                                                              ---------------
                                                                                                                      529,330
                                                                                                              ---------------
          HUNGARY 3.6%
          Government of Hungary,
             3.50%, 7/18/16 ....................................................              20,000    EUR            23,171
             4.375%, 7/04/17 ...................................................             135,000    EUR           159,354
             5.75%, 6/11/18 ....................................................             380,000    EUR           485,497
             senior note, 3.875%, 2/24/20 ......................................              50,000    EUR            53,956
                                                                                                              ---------------
                                                                                                                      721,978
                                                                                                              ---------------
          INDONESIA 10.3%
          Government of Indonesia,
             FR31, 11.00%, 11/15/20 ............................................         418,000,000    IDR            41,323
             FR34, 12.80%, 6/15/21 .............................................       1,751,000,000    IDR           193,988
             FR35, 12.90%, 6/15/22 .............................................       1,670,000,000    IDR           184,203
             FR40, 11.00%, 9/15/25 .............................................       1,060,000,000    IDR           100,952
             FR42, 10.25%, 7/15/27 .............................................       5,447,000,000    IDR           480,384
             FR43, 10.25%, 7/15/22 .............................................          95,000,000    IDR             8,748
             FR44, 10.00%, 9/15/24 .............................................          63,000,000    IDR             5,625
             FR46, 9.50%, 7/15/23 ..............................................       2,590,000,000    IDR           224,013


                    16 | Quarterly Statements of Investments

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED) (CONTINUED)

          TEMPLETON INTERNATIONAL BOND FUND                                           PRINCIPAL AMOUNT(a)          VALUE
          ---------------------------------                                        ------------------------   ---------------
          BONDS (CONTINUED)
          INDONESIA (CONTINUED)
          Government of Indonesia, (continued)
             FR47, 10.00%, 2/15/28 .............................................       3,532,000,000    IDR   $       302,056
             FR49, 9.00%, 9/15/13 ..............................................         340,000,000    IDR            32,629
(d)          senior bond, 144A, 8.50%, 10/12/35 ................................             100,000                  102,750
(d)          senior bond, 144A, 7.75%, 1/17/38 .................................             100,000                   94,411
(d)          senior note, 144A, 11.625%, 3/04/19 ...............................             210,000                  263,025
                                                                                                              ---------------
                                                                                                                    2,034,107
                                                                                                              ---------------
          MALAYSIA 0.9%
          Government of Malaysia,
             4.032%, 9/15/09 ...................................................              20,000    MYR             5,768
             3.833%, 9/28/11 ...................................................             530,000    MYR           155,681
             3.814%, 2/15/17 ...................................................              55,000    MYR            15,467
                                                                                                              ---------------
                                                                                                                      176,916
                                                                                                              ---------------
          MEXICO 10.4%
          Government of Mexico,
             9.00%, 12/20/12 ...................................................                 800(g) MXN             6,600
             8.00%, 12/19/13 ...................................................               2,300(g) MXN            18,193
             8.00%, 12/17/15 ...................................................              25,000(g) MXN           193,725
             8.00%, 12/07/23 ...................................................              53,000(g) MXN           392,782
             10.00%, 12/05/24 ..................................................              34,000(g) MXN           296,362
             10.00%, 11/20/36 ..................................................              40,000(g) MXN           338,960
             M 20, 7.50%, 6/03/27 ..............................................             117,000(g) MXN           808,022
                                                                                                              ---------------
                                                                                                                    2,054,644
                                                                                                              ---------------
          NETHERLANDS 2.5%
          Government of the Netherlands, 4.00%, 7/15/18 ........................             345,000    EUR           491,008
                                                                                                              ---------------
          POLAND 3.8%
          Government of Poland,
             4.75%, 4/25/12 ....................................................             270,000    PLN            82,949
             5.75%, 4/25/14 ....................................................             370,000    PLN           115,928
             6.25%, 10/24/15 ...................................................             305,000    PLN            97,461
             5.75%, 9/23/22 ....................................................           1,500,000    PLN           446,577
                                                                                                              ---------------
                                                                                                                      742,915
                                                                                                              ---------------
          QATAR 0.9%
(d)       Government of Qatar, senior note, 144A, 6.55%, 4/09/19 ...............             170,000                  177,225
                                                                                                              ---------------
          RUSSIA 5.4%
          Government of Russia,
(d)          144A, 7.50%, 3/31/30 ..............................................             408,960                  411,680
(h)          senior bond, Reg S, 7.50%, 3/31/30 ................................             657,600                  661,973
                                                                                                              ---------------
                                                                                                                    1,073,653
                                                                                                              ---------------
          SOUTH AFRICA 4.4%
          Government of South Africa,
             5.25%, 5/16/13 ....................................................              50,000    EUR            70,172
             4.50%, 4/05/16 ....................................................             100,000    EUR           124,790
             6.875%, 5/27/19 ...................................................             455,000                  461,256


                    Quarterly Statements of Investments | 17

Templeton Income Trust

          TEMPLETON INTERNATIONAL BOND FUND                                           PRINCIPAL AMOUNT(a)          VALUE
          ---------------------------------                                        ------------------------   ---------------
          BONDS (CONTINUED)
          SOUTH AFRICA (CONTINUED)
          Government of South Africa, (continued)
             senior note, 6.50%, 6/02/14 .......................................              25,000          $        25,972
             senior note, 5.875%, 5/30/22 ......................................             200,000                  183,500
                                                                                                              ---------------
                                                                                                                      865,690
                                                                                                              ---------------
          SOUTH KOREA 14.2%
          Korea Treasury Bond,
             0475-1112, 4.75%, 12/10/11 ........................................         155,600,000    KRW           126,255
             0500-1609, 5.00%, 9/10/16 .........................................          16,000,000    KRW            12,653
             0525-1209, 5.25%, 9/10/12 .........................................         506,000,000    KRW           413,772
             0525-2703, 5.25%, 3/10/27 .........................................         124,180,000    KRW            95,573
(i)          0550-1106, 5.50%, 6/10/11 .........................................          95,160,000    KRW            78,529
             0550-1709, 5.50%, 9/10/17 .........................................         652,440,000    KRW           528,794
             0550-2803, 5.50%, 3/10/28 .........................................         220,000,000    KRW           175,425
             0575-1309, 5.75%, 9/10/13 .........................................         220,000,000    KRW           182,405
             0575-1809, 5.75%, 9/10/18 .........................................       1,096,900,000    KRW           907,191
             senior note, 7.125%, 4/16/19 ......................................             260,000                  278,442
                                                                                                              ---------------
                                                                                                                    2,799,039
                                                                                                              ---------------
(j)       SUPRANATIONAL 4.2%
(i)       Corporacion Andina De Fomento, 8.125%, 6/04/19 .......................             240,000                  239,580
          European Investment Bank, senior note, 1612/37, 6.50%, 9/10/14 .......             110,000    NZD            72,490
          Inter-American Development Bank, 1.90%, 7/08/09 ......................          50,000,000    JPY           525,600
                                                                                                              ---------------
                                                                                                                      837,670
                                                                                                              ---------------
          SWEDEN 2.7%
          Government of Sweden, 5.25%, 3/15/11 .................................           3,805,000    SEK           538,734
                                                                                                              ---------------
          UNITED ARAB EMIRATES 0.9%
(d)       Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19 ...........................             170,000                  177,254
                                                                                                              ---------------
          VENEZUELA 1.2%
          Government of Venezuela,
             10.75%, 9/19/13 ...................................................             125,000                   99,375
(h)          senior bond, Reg S, 5.375%, 8/07/10 ...............................             165,000                  149,036
                                                                                                              ---------------
                                                                                                                      248,411
                                                                                                              ---------------
          TOTAL BONDS (COST $16,268,542) .......................................                                   16,718,186
                                                                                                              ---------------

                                                                                            SHARES
                                                                                   ------------------------
          SHORT TERM INVESTMENTS (COST $2,130,253) 10.8%
          MONEY MARKET FUNDS 10.8%
          UNITED STATES 10.8%
(k)       Institutional Fiduciary Trust Money Market Portfolio, 0.02% ..........           2,130,253                2,130,253
                                                                                                              ---------------
          TOTAL INVESTMENTS (COST $18,398,795) 95.4% ...........................                                   18,848,439
          NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS 1.0% .......                                      195,075
          OTHER ASSETS, LESS LIABILITIES 3.6% ..................................                                      710,067
                                                                                                              ---------------
          NET ASSETS 100.0%                                                                                   $    19,753,581
                                                                                                              ===============


                    18 | Quarterly Statements of Investments

Templeton Income Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED) (CONTINUED)

See Abbreviations on page 37.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the aggregate value of these securities was $1,378,539, representing 6.98% of net assets.

(e)  Principal amount is stated in 1,000 Brazilian Real Units.

(f)  Redemption price at maturity is adjusted for inflation.

(g)  Principal amount is stated in 100 Mexican Peso Units.

(h) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the aggregate value of these securities was $811,009, representing 4.11% of net assets.

(i)  Security purchased on a delayed delivery basis.

(j) A supranational organization is an entity formed by two or more central governments through international treaties.

(k) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                    Quarterly Statements of Investments | 19

Templeton Income Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of three funds (Funds). Effective October 1, 2008, the Trust began offering shares of the Templeton Global Total Return Fund.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, and municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that


                    20 | Quarterly Statements of Investments

Templeton Income Trust

3. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Funds enter into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Funds enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Funds enter into interest rate swap contracts in order to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral.

4. INCOME TAXES

At May 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   TEMPLETON        TEMPLETON      TEMPLETON
                                                  GLOBAL BOND     GLOBAL TOTAL   INTERNATIONAL
                                                      FUND         RETURN FUND     BOND FUND
                                                ---------------   -----------    ------------
Cost of investments .........................   $12,416,027,541   $22,731,295     $18,426,619
                                                ===============   ===========     ===========
Unrealized appreciation .....................   $ 1,207,963,579   $ 2,128,623     $ 1,142,788
Unrealized depreciation .....................      (680,554,397)     (356,382)       (720,968)
                                                ---------------   -----------     -----------
Net unrealized appreciation (depreciation) ..   $   527,409,182   $ 1,772,241     $   421,820
                                                ===============   ===========     ===========


                    Quarterly Statements of Investments | 21

Templeton Income Trust

5. FORWARD EXCHANGE CONTRACTS

At May 31, 2009, the Fund had the following forward exchange contracts outstanding:

                                                           CONTRACT        SETTLEMENT     UNREALIZED      UNREALIZED
                                                           AMOUNT(a)          DATE       APPRECIATION    DEPRECIATION
                                                     -------------------   ----------   -------------   -------------
TEMPLETON GLOBAL BOND FUND
   CONTRACTS TO BUY
      384,155,000   Russian Ruble ................        10,399,995 EUR     6/02/09    $          --   $  (2,247,462)
      180,333,931   Malaysian Ringgit ............        36,758,770 EUR     6/09/09               --        (289,910)
       91,090,989   Malaysian Ringgit ............        18,379,385 EUR     6/09/09          119,871              --
      228,662,511   Malaysian Ringgit ............        45,948,460 EUR     6/10/09          565,376              --
      297,416,600   Swiss Franc ..................       192,939,734 EUR     6/11/09        5,801,687              --
       38,857,325   Malaysian Ringgit ............         7,786,571 EUR     6/12/09          125,826              --
       50,720,171   Malaysian Ringgit ............        10,212,458 EUR     6/15/09           93,851              --
      100,213,176   Malaysian Ringgit ............        20,245,086 EUR     6/16/09           89,335              --
      941,742,430   Russian Ruble ................       424,664,636 MXN     6/16/09               --      (1,752,400)
  315,894,172,000   Vietnamese Dong ..............        22,167,732 AUD     6/22/09               --         (19,688)
      159,282,000   Malaysian Ringgit ............        31,522,264 EUR     7/07/09        1,038,846              --
       86,450,000   Malaysian Ringgit ............        17,396,816 EUR     7/09/09          155,120              --
       87,796,162   Malaysian Ringgit ............        17,626,212 EUR     7/14/09          212,752              --
      216,929,862   Malaysian Ringgit ............        43,360,478 EUR     7/15/09          793,939              --
       56,415,151   Malaysian Ringgit ............        11,280,774 EUR     7/16/09          199,847              --
      162,696,843   Malaysian Ringgit ............        32,586,126 EUR     7/17/09          499,777              --
    1,547,703,667   Japanese Yen .................         9,539,123 EUR     7/22/09        2,777,291              --
       39,905,649   Malaysian Ringgit ............         7,931,794 EUR     7/24/09          206,331              --
       31,048,659   Malaysian Ringgit ............         6,188,690 EUR     7/31/09          134,564              --
       62,126,822   Malaysian Ringgit ............        12,536,184 EUR     8/05/09           51,529              --
       13,600,000   Malaysian Ringgit ............         2,742,599 EUR     8/07/09           13,486              --
    3,524,228,750   Japanese Yen .................        21,734,374 EUR     8/10/09        6,318,041              --
    1,960,502,250   Japanese Yen .................        12,356,626 EUR     8/11/09        3,139,192              --
    1,432,010,043   Russian Ruble ................        85,340,289 NZD     8/12/09               --      (8,835,835)
      697,331,649   Russian Ruble ................        41,666,566 NZD     8/14/09               --      (4,380,770)
    3,303,419,200   Japanese Yen .................        21,200,676 EUR     8/21/09        4,758,701              --
    3,653,034,000   Japanese Yen .................        23,422,890 EUR     8/26/09        5,296,159              --
      279,175,000   Japanese Yen .................         1,840,771 EUR     9/04/09          333,578              --
1,056,670,842,100   Indonesian Rupiah ............        75,949,000 EUR     9/08/09               --      (7,020,213)
      186,092,504   Malaysian Ringgit ............        38,090,000 EUR     9/08/09               --        (644,827)
  270,773,515,036   Vietnamese Dong ..............       161,392,756 MXN     9/08/09        2,886,540              --
       36,523,650   Peruvian Nuevo Sol ...........       134,179,465 MXN     9/10/09        2,112,113              --
      662,580,015   Russian Ruble ................       276,743,804 MXN     9/11/09          216,577              --
       74,610,129   Peruvian Nuevo Sol ...........       276,743,804 MXN     9/14/09        4,124,224              --
      652,512,084   Russian Ruble ................        39,235,631 NZD     9/15/09               --      (4,390,271)
    1,456,389,383   Russian Ruble ................       611,857,512 MXN     9/15/09          184,429              --
  276,915,000,000   Vietnamese Dong ..............       168,727,151 MXN     9/15/09        2,675,831              --
      154,103,000   Chinese Yuan .................        16,052,396 EUR     9/18/09               --          (3,365)
      960,156,800   Chinese Yuan .................       100,326,698 EUR     9/23/09               --        (405,382)
      127,853,719   Malaysian Ringgit ............            34,503,770     9/23/09        2,010,215              --
      335,000,000   Swedish Krona ................        34,830,164 EUR     9/23/09               --      (4,940,629)
      428,395,000   Chinese Yuan .................        44,143,954 EUR     9/24/09          698,434              --


                    22 | Quarterly Statements of Investments

Templeton Income Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                           CONTRACT        SETTLEMENT     UNREALIZED      UNREALIZED
                                                           AMOUNT(a)          DATE       APPRECIATION    DEPRECIATION
                                                     -------------------   ----------   -------------   -------------
TEMPLETON GLOBAL BOND FUND (CONTINUED)
   CONTRACTS TO BUY (CONTINUED)
    2,364,449,114   Russian Ruble ................       112,487,944 AUD     9/24/09    $          --   $ (14,940,543)
      400,000,000   Indian Rupee .................        13,093,290 NZD     9/25/09           62,274              --
    7,047,000,000   Japanese Yen .................        47,167,406 EUR     9/28/09        7,462,909              --
    1,302,612,873   Russian Ruble ................        62,612,163 AUD     9/28/09               --      (8,772,680)
       99,180,000   Malaysian Ringgit ............        20,275,989 EUR     9/30/09               --        (324,438)
      673,424,498   Russian Ruble ................       293,380,020 MXN    10/06/09               --        (755,640)
  234,895,297,291   Vietnamese Dong ..............        19,074,537 AUD    10/07/09               --      (2,200,391)
       77,551,013   Chinese Yuan .................        16,755,831 AUD    10/13/09               --      (1,865,390)
    4,443,463,750   Kazakhstn Tenge ..............        34,378,830        10/13/09               --      (5,416,897)
      391,351,972   Chinese Yuan .................        41,527,162 EUR    10/15/09               --        (964,816)
      379,127,279   Chinese Yuan .................        40,546,854 EUR    10/16/09               --      (1,377,983)
      131,475,381   Chinese Yuan .................        27,918,184 AUD    10/19/09               --      (2,757,764)
      508,169,986   Chinese Yuan .................        54,569,292 EUR    10/19/09               --      (2,142,740)
      314,000,000   Chinese Yuan .................        45,359,336        10/21/09          949,746              --
   22,473,897,352   Japanese Yen .................       169,661,697 EUR    10/21/09               --      (3,265,981)
       31,071,986   Malaysian Ringgit ............         6,740,712 EUR    10/21/09               --        (654,929)
      813,890,000   Russian Ruble ................        26,950,000        10/22/09               --      (1,527,003)
      343,208,767   Chinese Yuan .................        49,618,153        10/23/09        1,005,722              --
    8,534,203,142   Chilean Peso .................        12,930,611        10/26/09        2,289,559              --
      582,413,784   Chinese Yuan .................        83,750,728        10/26/09        2,174,248              --
      348,030,387   Chinese Yuan .................        49,683,139        10/27/09        1,666,240              --
      786,316,000   Russian Ruble ................        23,507,205        10/27/09        1,020,429              --
    5,537,857,349   Chilean Peso .................         8,081,632        10/28/09        1,794,486              --
       23,793,446   Swiss Franc ..................        16,340,530 EUR    10/28/09               --        (746,984)
      337,830,359   Chinese Yuan .................        48,504,000        11/04/09        1,368,236              --
   30,933,000,000   Indonesian Rupiah ............         2,455,000        11/09/09          439,632              --
  226,184,365,000   Vietnamese Dong ..............        11,759,000        11/09/09          650,523              --
  308,751,000,000   Indonesian Rupiah ............        24,552,763        11/10/09        4,332,841              --
      823,100,000   Russian Ruble ................        25,683,350        11/10/09               --        (107,590)
   61,430,000,000   Indonesian Rupiah ............         4,910,472        11/12/09          834,095              --
  325,690,000,000   Indonesian Rupiah ............        24,552,582        11/16/09        5,876,493              --
   66,830,000,000   Indonesian Rupiah ............         4,733,003        11/17/09        1,509,486              --
  325,744,000,000   Indonesian Rupiah ............        23,647,477        11/18/09        6,772,906              --
      264,231,500   Russian Ruble ................         5,911,881 EUR    11/20/09               --        (160,803)
  362,610,000,000   Indonesian Rupiah ............        23,647,450        11/23/09       10,177,584              --
      283,244,464   Malaysian Ringgit ............        77,665,057        11/30/09        3,060,759              --
    1,266,479,512   Swedish Krona ................       123,492,712 EUR    11/30/09               --      (7,060,636)
      188,850,000   Chinese Yuan .................        20,504,574 EUR    12/04/09               --      (1,018,689)
      149,888,000   Chinese Yuan .................        20,504,514        12/04/09        1,667,283              --
       99,684,424   Malaysian Ringgit ............        27,099,205        12/04/09        1,309,819              --
  186,186,000,000   Indonesian Rupiah ............        13,299,000        12/07/09        4,016,333              --
      385,761,027   Chinese Yuan .................        54,614,586        12/14/09        2,482,845              --
      511,335,453   Chinese Yuan .................        72,405,068        12/15/09        3,283,546              --
      278,739,205   Chinese Yuan .................        39,607,702        12/16/09        1,654,189              --


                    Quarterly Statements of Investments | 23

Templeton Income Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                           CONTRACT        SETTLEMENT     UNREALIZED      UNREALIZED
                                                           AMOUNT(a)          DATE       APPRECIATION    DEPRECIATION
                                                     -------------------   ----------   -------------   -------------
TEMPLETON GLOBAL BOND FUND (CONTINUED)
   CONTRACTS TO BUY (CONTINUED)
      140,706,364   Malaysian Ringgit ............        39,607,703        12/16/09    $     486,053   $          --
      145,422,163   Chinese Yuan .................        20,568,906        12/17/09          959,314              --
       73,636,682   Malaysian Ringgit ............        20,568,906        12/17/09          413,328              --
      437,371,043   Chinese Yuan .................        61,706,718        12/18/09        3,045,399              --
      118,887,030   Chinese Yuan .................        16,959,633        12/21/09          644,625              --
      133,318,898   Malaysian Ringgit ............        37,402,412        12/21/09          583,908              --
      139,831,641   Chinese Yuan .................        20,090,753        12/22/09          616,150              --
       71,980,801   Malaysian Ringgit ............        20,576,525        12/22/09               --         (67,422)
       57,214,469   Malaysian Ringgit ............        16,455,125        12/23/09               --        (153,519)
       64,732,814   Malaysian Ringgit ............        18,512,015        12/28/09               --         (69,443)
   20,283,160,000   Chilean Peso .................        32,113,933         1/28/10        4,085,878              --
   52,833,420,000   Chilean Peso .................        84,201,178         1/29/10       10,093,492              --
    9,790,830,000   Chilean Peso .................        15,665,328         2/02/10        1,810,143              --
   18,372,490,000   Chilean Peso .................        29,372,486         2/03/10        3,420,815              --
      929,101,000   Chinese Yuan .................       131,726,796         2/03/10        6,219,804              --
      718,542,900   Mexican Peso .................        47,892,419         2/03/10        4,807,499              --
      358,240,000   Indian Rupee .................         7,051,969         2/04/10          403,866              --
    1,087,240,000   Mexican Peso .................        71,838,778         2/04/10        7,891,325              --
      742,033,000   Mexican Peso .................        48,348,786         2/08/10        6,036,179              --
    9,634,200,000   Chilean Peso .................        15,665,366         2/12/10        1,533,603              --
      204,939,720   Malaysian Ringgit ............        56,457,223         2/12/10        1,896,727              --
   73,953,000,000   South Korean Won .............        54,377,206         2/12/10        4,871,566              --
   23,713,410,000   Chilean Peso .................        39,163,353         2/16/10        3,172,832              --
   23,672,830,000   Chilean Peso .................        39,389,068         2/17/10        2,875,421              --
       51,597,000   Malaysian Ringgit ............        14,149,733         2/17/10          540,920              --
      287,500,000   Malaysian Ringgit ............        77,441,077         2/25/10        4,408,680              --
   52,509,560,000   Chilean Peso .................        86,655,873         2/26/10        7,096,414              --
    1,600,000,000   Mexican Peso .................       100,713,904         2/26/10       16,257,986              --
   11,879,730,000   Chilean Peso .................        19,694,513         3/03/10        1,513,636              --
    1,751,317,330   Mexican Peso .................       109,036,249         3/03/10       18,904,529              --
   19,297,480,000   Chilean Peso .................        31,511,234         3/04/10        2,938,614              --
   12,092,440,000   Chilean Peso .................        19,694,528         3/05/10        1,892,418              --
   11,405,180,000   Chilean Peso .................        18,538,075         3/08/10        1,820,671              --
   12,117,060,000   Chilean Peso .................        19,694,531         3/09/10        1,934,481              --
    1,454,986,000   Indian Rupee .................        28,118,932         4/09/10        2,056,544              --
    3,119,992,000   Indian Rupee .................        60,254,770         4/12/10        4,441,351              --
    2,095,665,000   Indian Rupee .................        40,169,925         4/13/10        3,283,409              --
    2,057,100,000   Indian Rupee .................        40,169,889         4/15/10        2,479,188              --
    1,753,508,000   Indian Rupee .................        34,291,373         4/19/10        2,055,574              --
       42,853,346   Malaysian Ringgit ............        11,836,960         4/19/10          360,098              --
      122,783,000   Malaysian Ringgit ............        34,194,725         4/20/10          752,003              --
       67,500,000   Swedish Krona ................         6,056,908 EUR     4/22/10          365,329              --
   17,927,842,000   Chilean Peso .................        30,557,085         4/23/10        1,412,863              --
       19,310,000   Malaysian Ringgit ............         5,276,677         4/23/10          219,293              --


                    24 | Quarterly Statements of Investments

Templeton Income Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                           CONTRACT        SETTLEMENT     UNREALIZED      UNREALIZED
                                                           AMOUNT(a)          DATE       APPRECIATION    DEPRECIATION
                                                     -------------------   ----------   -------------   -------------
TEMPLETON GLOBAL BOND FUND (CONTINUED)
   CONTRACTS TO BUY (CONTINUED)
   17,505,872,000   Chilean Peso .................        29,865,347         4/26/10    $   1,350,082   $          --
    1,461,225,000   Indian Rupee .................        28,197,328         4/26/10        2,079,668              --
   27,735,548,000   Chilean Peso .................        47,314,139         4/27/10        2,141,164              --
      208,459,000   Indian Rupee .................         4,028,193         4/27/10          290,903              --
   25,107,250,000   Chilean Peso .................        42,582,729         4/28/10        2,185,077              --
    1,467,177,691   Indian Rupee .................        28,596,808         4/28/10        1,800,241              --
      133,781,288   Peruvian Nuevo Sol ...........        43,134,383         4/29/10        1,000,055              --
    1,035,247,000   Indian Rupee .................        20,140,992         4/30/10        1,304,978              --
      108,048,000   Malaysian Ringgit ............        30,634,534         5/06/10          115,957              --
       47,975,788   Peruvian Nuevo Sol ...........        15,965,320         5/07/10               --        (142,751)
       24,730,000   Peruvian Nuevo Sol ...........         8,268,138         5/10/10               --        (113,001)
    5,306,760,000   Chilean Peso .................         9,255,869         5/18/10          202,302              --
       89,839,522   Peruvian Nuevo Sol ...........        29,275,033         5/18/10          342,392              --
      209,400,800   Russian Ruble ................         4,470,641 EUR     5/24/10               --        (140,306)
   22,297,753,000   Chilean Peso .................        39,948,994         5/26/10               --        (214,907)
       10,930,000   Peruvian Nuevo Sol ...........         3,592,440         5/26/10            9,801              --
      485,000,000   Swedish Krona ................        46,396,832 EUR     5/26/10               --      (1,442,760)
   44,694,550,000   Chilean Peso .................        79,091,400         5/28/10          549,806              --
    8,913,600,000   Chilean Peso .................        15,818,279         6/01/10           63,481              --
    1,979,778,000   Indian Rupee .................        40,338,597         6/01/10          603,221              --
       58,693,000   Indian Rupee .................         1,210,165         6/02/10           12,126              --
CONTRACTS TO SELL
      299,944,587   Mexican Peso .................       671,683,094 RUB     6/04/09               --      (1,011,429)
      545,880,645   Mexican Peso .................        40,905,256         6/08/09               --        (534,625)
        4,940,820   Euro .........................       588,155,213 JPY     6/10/09               --        (809,824)
       68,795,891   Euro .........................       106,050,586         6/10/09        8,779,201              --
      425,229,976   Mexican Peso .................       944,393,253 RUB     6/10/09               --      (1,698,967)
       68,659,949   Mexican Peso .................     3,105,764,127 CLP     6/12/09          322,478              --
      890,963,908   Mexican Peso .................     1,979,768,518 RUB     6/16/09               --      (3,548,779)
      273,071,485   Mexican Peso .................       610,771,234 RUB     6/19/09               --        (962,093)
      208,355,522   Mexican Peso .................       462,986,804 RUB     6/29/09               --        (841,552)
      208,355,522   Mexican Peso .................     2,392,025,565 KZT     6/29/09           81,805              --
      359,167,941   Mexican Peso .................        98,494,625 PEN     6/30/09        5,754,157              --
      575,584,861   Mexican Peso .................     1,269,233,113 RUB     7/10/09               --      (2,688,582)
       45,828,146   Euro .........................        70,846,876         7/13/09        6,067,492              --
      338,198,973   Mexican Peso .................       744,635,337 RUB     7/13/09               --      (1,623,904)
       28,201,936   Euro .........................        43,686,209         7/14/09        3,822,308              --
       45,828,149   Euro .........................        71,656,894         7/15/09        6,878,597              --
       22,914,073   Euro .........................        35,970,512         7/17/09        3,581,911              --
       40,540,286   Euro .........................        63,417,169         7/24/09        6,117,633              --
      120,838,289   Mexican Peso .................       271,161,122 RUB     7/24/09               --        (426,910)
        9,322,000   Euro .........................       343,515,700 RUB     7/28/09               --      (2,190,180)
      522,344,000   Mexican Peso .................        37,101,194         7/31/09               --      (2,228,237)
      270,196,919   New Zealand Dollar ...........       150,079,722         7/31/09               --     (22,440,747)


                    Quarterly Statements of Investments | 25

Templeton Income Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                           CONTRACT        SETTLEMENT     UNREALIZED      UNREALIZED
                                                           AMOUNT(a)          DATE       APPRECIATION    DEPRECIATION
                                                     -------------------   ----------   -------------   -------------
TEMPLETON GLOBAL BOND FUND (CONTINUED)
   CONTRACTS TO SELL (CONTINUED)
      266,919,181   New Zealand Dollar ...........       150,079,722         8/03/09    $          --   $ (20,317,234)
      121,991,000   Brazilian Real ...............        54,095,606         8/04/09               --      (6,879,104)
      241,355,000   Mexican Peso .................        17,386,685         8/04/09               --        (776,354)
      304,335,912   New Zealand Dollar ...........       171,354,968         8/04/09               --     (22,916,576)
       56,511,959   New Zealand Dollar ...........        31,912,868         8/05/09               --      (4,159,137)
       74,619,935   New Zealand Dollar ...........   495,237,586,334 IDR     8/05/09               --        (258,949)
      111,836,673   New Zealand Dollar ...........        63,825,737         8/06/09               --      (7,556,164)
      220,330,423   New Zealand Dollar ...........       126,882,627         8/07/09               --     (13,739,056)
       36,459,267   New Zealand Dollar ...........        21,147,104         8/10/09               --      (2,118,139)
       36,441,362   New Zealand Dollar ...........        21,147,104         8/11/09               --      (2,105,318)
       68,445,589   New Zealand Dollar ...........        40,338,408         8/12/09               --      (3,332,581)
       39,464,159   New Zealand Dollar ...........   478,246,409,266 VND     8/14/09        1,377,378              --
       66,881,603   New Zealand Dollar ...........        40,340,307         8/24/09               --      (2,302,106)
       66,562,000   New Zealand Dollar ...........        40,252,038         8/26/09               --      (2,181,517)
       72,875,156   Euro .........................       100,943,511         9/11/09               --      (2,018,266)
       34,075,000   Euro .........................     4,967,521,650 JPY     9/14/09        4,079,250              --
       79,687,205   Euro .........................       108,778,612         9/15/09               --      (3,804,424)
       60,307,698   Euro .........................        84,119,592         9/17/09               --      (1,082,652)
       25,676,395   Mexican Peso .................        61,397,395 RUB     9/17/09           16,060              --
      294,631,150   Mexican Peso .................       679,419,431 RUB    10/02/09               --        (649,715)
       56,309,000   Euro .........................     6,815,922,905 JPY    11/18/09               --      (7,803,815)
        2,388,045   Euro .........................         3,022,788        11/19/09               --        (349,536)
       26,027,446   Euro .........................        32,765,951        11/20/09               --      (3,988,948)
       17,365,526   Euro .........................        21,638,313        11/24/09               --      (2,883,888)
        6,060,269   Euro .........................         7,584,427        11/25/09               --        (973,339)
       11,779,903   Euro .........................        15,372,774        11/30/09               --      (1,261,466)
      296,963,666   New Zealand Dollar ...........       182,492,701 NZD    11/30/09               --      (5,779,789)
      517,371,000   Mexican Peso .................        38,189,408        12/01/09               --         (96,462)
      379,485,492   New Zealand Dollar ...........       234,102,650        12/02/09               --      (6,460,929)
       12,174,656   Euro .........................        15,394,244        12/08/09               --      (1,796,960)
        9,368,064   New Zealand Dollar ...........         4,754,293         1/28/10               --      (1,165,338)
      725,118,000   Singapore Dollar .............       483,008,402         1/29/10               --     (18,964,512)
       79,324,138   New Zealand Dollar ...........        40,101,525         2/02/10               --     (10,008,932)
      169,505,000   Singapore Dollar .............       112,795,468         2/02/10               --      (4,546,521)
      151,665,500   Singapore Dollar .............       100,708,172         2/03/10               --      (4,284,155)
      152,512,000   Singapore Dollar .............       100,710,531         2/04/10               --      (4,867,756)
      121,643,000   Singapore Dollar .............        80,566,281         2/05/10               --      (3,642,532)
       95,821,000   Singapore Dollar .............        63,647,293         2/08/10               --      (2,685,857)
      121,427,000   Singapore Dollar .............        80,639,527         2/09/10               --      (3,419,629)
       48,113,700   Singapore Dollar .............        32,255,787         2/11/10               --      (1,051,417)
       13,727,783   New Zealand Dollar ...........         7,130,211         2/12/10               --      (1,537,015)
       18,321,401   New Zealand Dollar ...........         9,164,365         2/22/10               --      (2,396,629)
       47,837,726   New Zealand Dollar ...........        23,990,619         2/26/10               --      (6,188,452)
      305,150,000   Singapore Dollar .............       200,000,000         2/26/10               --     (11,241,037)


                    26 | Quarterly Statements of Investments

Templeton Income Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                           CONTRACT        SETTLEMENT     UNREALIZED      UNREALIZED
                                                           AMOUNT(a)          DATE       APPRECIATION    DEPRECIATION
                                                     -------------------   ----------   -------------   -------------
TEMPLETON GLOBAL BOND FUND (CONTINUED)
   CONTRACTS TO SELL (CONTINUED)
        8,005,772   New Zealand Dollar ...........         3,950,848         3/12/10    $          --   $  (1,095,535)
        8,009,481   New Zealand Dollar ...........         4,042,385         3/16/10               --      (1,005,147)
      397,880,000   Singapore Dollar .............       258,702,134         3/17/10               --     (16,721,471)
       31,416,000   Singapore Dollar .............        20,427,856         3/18/10               --      (1,319,131)
       47,041,000   Singapore Dollar .............        30,642,275         3/19/10               --      (1,920,689)
       62,640,000   Singapore Dollar .............        40,853,728         3/22/10               --      (2,507,006)
       58,414,000   Singapore Dollar .............        38,459,361         3/23/10               --      (1,975,969)
       21,979,410   Australian Dollar ............        14,949,296         3/24/10               --      (2,316,878)
       15,411,000   Singapore Dollar .............        10,213,400         3/31/10               --        (454,235)
       13,836,250   New Zealand Dollar ...........         7,572,580         4/28/10               --      (1,124,924)
Unrealized Appreciation/(depreciation) on offsetting contracts ......................      95,725,714              --
                                                                                        -------------   -------------
Unrealized Appreciation/depreciation on forward exchange contacts ...................     412,752,812    (368,375,778)
                                                                                        -------------   -------------
   NET UNREALIZED APPRECIATION/DEPRECIATION ON FORWARD EXCHANGE CONTRACTS ...........   $  44,377,034
                                                                                        =============

TEMPLETON GLOBAL TOTAL RETURN FUND
   CONTRACTS TO BUY
        3,824,153   Malaysian Ringgit ............           805,000 EUR     10/02/09   $          --   $     (45,343)
        7,000,007   Russian Ruble ................           350,000 AUD     10/06/09              --         (58,237)
    1,043,979,101   Vietnamese Dong ..............            84,776 AUD     10/07/09              --          (9,780)
          344,671   Chinese Yuan .................            74,470 AUD     10/13/09              --          (8,291)
        4,800,000   Chinese Yuan .................           513,350 EUR     10/16/09              --         (17,447)
          183,786   Chinese Yuan .................            39,026 AUD     10/19/09              --          (3,855)
        1,105,000   Russian Ruble ................            33,034         10/27/09           1,434              --
       98,000,000   Indonesian Rupiah ............             6,941         11/17/09           2,214              --
      476,000,000   Indonesian Rupiah ............            34,555         11/18/09           9,897              --
          386,000   Russian Ruble ................             8,636 EUR     11/20/09              --            (235)
      530,000,000   Indonesian Rupiah ............            34,564         11/23/09          14,876              --
           68,000   Chinese Yuan .................             7,383 EUR     12/04/09              --            (367)
           54,000   Chinese Yuan .................             7,387         12/04/09             601              --
          603,283   Chinese Yuan .................            85,330         12/17/09           3,980              --
          305,481   Malaysian Ringgit ............            85,330         12/17/09           1,715              --
        1,814,430   Chinese Yuan .................           255,990         12/18/09          12,634              --
          493,202   Chinese Yuan .................            70,357         12/21/09           2,674              --
          553,072   Malaysian Ringgit ............           155,164         12/21/09           2,423              --
        7,353,421   Chinese Yuan .................         1,839,036 NZD     12/22/09              --         (75,565)
          580,090   Chinese Yuan .................            83,346         12/22/09           2,556              --
          298,612   Malaysian Ringgit ............            85,362         12/22/09              --            (280)
          237,354   Malaysian Ringgit ............            68,264         12/23/09              --            (637)
          268,544   Malaysian Ringgit ............            76,797         12/28/09              --            (288)
        9,800,000   Swedish Krona ................           926,714 EUR      1/28/10              --         (13,665)
        2,795,400   Mexican Peso .................           186,319          2/03/10          18,703              --
        4,230,000   Mexican Peso .................           279,495          2/04/10          30,702              --
      231,000,000   South Korean Won .............           169,853          2/12/10          15,217              --


                    Quarterly Statements of Investments | 27

Templeton Income Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                           CONTRACT        SETTLEMENT     UNREALIZED      UNREALIZED
                                                           AMOUNT(a)          DATE       APPRECIATION    DEPRECIATION
                                                     -------------------   ----------   -------------   -------------
TEMPLETON GLOBAL TOTAL RETURN FUND (CONTINUED)
   CONTRACTS TO BUY (CONTINUED)
       13,126,800   Mexican Peso .................           800,000         3/04/10    $     158,824   $          --
        2,524,000   Mexican Peso .................           156,965         3/16/10           27,073              --
    1,134,942,000   South Korean Won .............           866,937         3/31/10           43,382              --
           85,470   Brazilian Real ...............            35,000         4/05/10            5,498              --
          313,000   Poland Zloty .................            67,182 EUR     4/06/10            1,566              --
          911,000   Indian Rupee .................            17,606         4/09/10            1,288              --
        1,953,000   Indian Rupee .................            37,717         4/12/10            2,780              --
        1,312,000   Indian Rupee .................            25,149         4/13/10            2,056              --
          313,000   Poland Zloty .................            69,944 EUR     4/14/10               --          (2,371)
        1,288,000   Indian Rupee .................            25,151         4/15/10            1,552              --
        1,094,000   Indian Rupee .................            21,394         4/19/10            1,282              --
          122,000   Brazilian Real ...............            50,476         4/23/10            7,124              --
      143,529,000   Chilean Peso .................           244,638         4/23/10           11,311              --
      140,151,000   Chilean Peso .................           239,100         4/26/10           10,808              --
          915,000   Indian Rupee .................            17,657         4/26/10            1,302              --
      222,049,000   Chilean Peso .................           378,794         4/27/10           17,141              --
          130,000   Indian Rupee .................             2,512         4/27/10              181              --
      201,007,000   Chilean Peso .................           340,915         4/28/10           17,494              --
          647,000   Indian Rupee .................            12,600         4/28/10              805              --
          622,000   Poland Zloty .................           137,672 EUR     4/28/10               --          (2,976)
          648,000   Indian Rupee .................            12,607         4/30/10              817              --
        1,239,000   Indian Rupee .................            25,245         6/01/10              378              --
           37,000   Indian Rupee .................               763         6/02/10                8              --
CONTRACTS TO SELL
          806,000   Mexican Peso .................            57,249         7/31/09               --          (3,438)
          438,959   New Zealand Dollar ...........           243,817         7/31/09               --         (36,457)
          433,634   New Zealand Dollar ...........           243,817         8/03/09               --         (33,008)
          232,000   Brazilian Real ...............           102,878         8/04/09               --         (13,083)
          494,421   New Zealand Dollar ...........           278,380         8/04/09               --         (37,229)
           91,809   New Zealand Dollar ...........            51,845         8/05/09               --          (6,757)
          181,688   New Zealand Dollar ...........           103,690         8/06/09               --         (12,275)
          357,946   New Zealand Dollar ...........           206,133         8/07/09               --         (22,321)
           59,231   New Zealand Dollar ...........            34,355         8/10/09               --          (3,441)
           59,202   New Zealand Dollar ...........            34,355         8/11/09               --          (3,420)
          111,196   New Zealand Dollar ...........            65,533         8/12/09               --          (5,414)
          108,655   New Zealand Dollar ...........            65,536         8/24/09               --          (3,740)
          108,000   New Zealand Dollar ...........            65,311         8/26/09               --          (3,540)
          890,778   Euro .........................         1,223,217        10/06/09               --         (35,100)
        3,435,219   Mexican Peso .................         7,866,652 RUB    10/06/09               --          (9,430)
        3,435,219   Mexican Peso .................        14,137,644 INR    10/06/09           40,224              --
          496,964   New Zealand Dollar ...........        15,097,766 INR    10/06/09              543              --
           37,905   Euro .........................            47,981        11/19/09               --          (5,548)
           94,682   Euro .........................           119,195        11/20/09               --         (14,511)


                    28 | Quarterly Statements of Investments

Templeton Income Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                           CONTRACT        SETTLEMENT     UNREALIZED      UNREALIZED
                                                           AMOUNT(a)          DATE       APPRECIATION    DEPRECIATION
                                                     -------------------   ----------   -------------   -------------
TEMPLETON GLOBAL TOTAL RETURN FUND (CONTINUED)
   CONTRACTS TO SELL (CONTINUED)
           34,971   Euro .........................         43,576           11/24/09    $          --   $      (5,808)
            4,357   Euro .........................          5,453           11/25/09               --            (700)
           13,152   Euro .........................         17,163           11/30/09               --          (1,408)
          482,444   New Zealand Dollar ...........        296,475           11/30/09               --          (9,390)
          798,000   Mexican Peso .................         58,904           12/01/09               --            (149)
          419,932   New Zealand Dollar ...........        258,744           12/02/09               --          (7,459)
            4,392   Euro .........................          5,553           12/08/09               --            (648)
        1,118,000   Singapore Dollar .............        744,714            1/29/10               --         (29,237)
          310,724   New Zealand Dollar ...........        157,084            2/02/10               --         (39,206)
          262,000   Singapore Dollar .............        174,345            2/02/10               --          (7,028)
          234,000   Singapore Dollar .............        155,380            2/03/10               --          (6,610)
          235,000   Singapore Dollar .............        155,181            2/04/10               --          (7,501)
          188,000   Singapore Dollar .............        124,516            2/05/10               --          (5,630)
          148,000   Singapore Dollar .............         98,306            2/08/10               --          (4,148)
          187,000   Singapore Dollar .............        124,186            2/09/10               --          (5,266)
           74,200   Singapore Dollar .............         49,744            2/11/10               --          (1,621)
          175,000   Singapore Dollar .............        113,792            3/18/10               --          (7,348)
          261,000   Singapore Dollar .............        170,014            3/19/10               --         (10,656)
          348,000   Singapore Dollar .............        226,965            3/22/10               --         (13,927)
          316,000   Singapore Dollar .............        208,052            3/23/10               --         (10,689)
           86,000   Singapore Dollar .............         56,995            3/31/10               --          (2,535)
Unrealized appreciation (depreciation) on offsetting forward exchange contracts .....         231,870              --
                                                                                        -------------   -------------
Unrealized appreciation (depreciation) on forward exchange contracts ................         704,933        (665,013)
                                                                                        -------------   -------------
   NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD EXCHANGE CONTRACTS .........   $      39,920
                                                                                        =============
TEMPLETON INTERNATIONAL BOND FUND
   CONTRACTS TO BUY
      111,841,000   Vietnamese Dong ..............             7,856 AUD      6/02/09   $          --   $          (4)
          248,335   Malaysian Ringgit ............            50,620 EUR      6/09/09              --            (398)
          125,440   Malaysian Ringgit ............            25,310 EUR      6/09/09             164              --
          314,883   Malaysian Ringgit ............            63,274 EUR      6/10/09             778              --
          300,908   Swiss Franc ..................           195,204 EUR      6/11/09           5,869              --
           53,511   Malaysian Ringgit ............            10,723 EUR      6/12/09             172              --
           69,844   Malaysian Ringgit ............            14,063 EUR      6/15/09             128              --
          138,001   Malaysian Ringgit ............            27,879 EUR      6/16/09             122              --
        1,427,138   Russian Ruble ................           643,546 MXN      6/16/09              --          (2,655)
      473,502,000   Vietnamese Dong ..............            33,228 AUD      6/22/09              --             (30)
          124,794   Malaysian Ringgit ............            25,054 EUR      7/14/09             302              --
          308,351   Malaysian Ringgit ............            61,634 EUR      7/15/09           1,129              --
           80,191   Malaysian Ringgit ............            16,035 EUR      7/16/09             284              --
           81,477   Malaysian Ringgit ............            16,285 EUR      7/17/09             298              --
           56,721   Malaysian Ringgit ............            11,274 EUR      7/24/09             293              --


                    Quarterly Statements of Investments | 29

Templeton Income Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                           CONTRACT        SETTLEMENT     UNREALIZED      UNREALIZED
                                                           AMOUNT(a)          DATE       APPRECIATION    DEPRECIATION
                                                     -------------------   ----------   -------------   -------------
TEMPLETON INTERNATIONAL BOND FUND (CONTINUED)
   CONTRACTS TO BUY (CONTINUED)
        2,116,724   Russian Ruble ................           126,146 NZD      8/12/09   $          --   $     (13,061)
        1,030,519   Russian Ruble ................            61,575 NZD      8/14/09              --          (6,474)
    3,221,163,740   Vietnamese Dong ..............         1,919,953 MXN      9/08/09          34,339              --
          193,000   Chinese Yuan .................            20,104 EUR      9/18/09              --              (4)
        1,202,800   Chinese Yuan .................           125,681 EUR      9/23/09              --            (508)
          404,752   Malaysian Ringgit ............           109,230          9/23/09           6,364              --
          536,000   Chinese Yuan .................            55,232 EUR      9/24/09             874              --
        3,554,352   Russian Ruble ................           169,098 AUD      9/24/09              --         (22,460)
        2,016,848   Russian Ruble ................            96,943 AUD      9/28/09              --         (13,583)
      326,243,438   Vietnamese Dong ..............            26,492 AUD     10/07/09              --          (3,056)
          107,710   Chinese Yuan .................            23,272 AUD     10/13/09              --          (2,591)
          472,423   Chinese Yuan .................            50,130 EUR     10/15/09              --          (1,165)
          474,727   Chinese Yuan .................            50,771 EUR     10/16/09              --          (1,725)
          183,786   Chinese Yuan .................            39,026 AUD     10/19/09              --          (3,855)
          636,308   Chinese Yuan .................            68,329 EUR     10/19/09              --          (2,683)
          393,000   Chinese Yuan .................            56,771         10/21/09           1,189              --
          568,068   Chinese Yuan .................            82,126         10/23/09           1,665              --
          968,175   Chinese Yuan .................           139,223         10/26/09           3,614              --
          578,604   Chinese Yuan .................            82,599         10/27/09           2,770              --
       17,444,500   Chinese Yuan .................         2,510,000         11/18/09          67,762              --
      518,000,000   Indonesian Rupiah ............            37,604         11/18/09          10,770              --
        3,078,275   Malaysian Ringgit ............           850,000         11/18/09          27,571              --
       28,602,500   Russian Ruble ................           850,000         11/18/09          36,791              --
          420,000   Russian Ruble ................             9,397 EUR     11/20/09              --            (256)
      576,000,000   Indonesian Rupiah ............            37,564         11/23/09          16,167              --
          446,080   Swedish Krona ................            43,497 EUR     11/30/09              --          (2,487)
          265,000   Chinese Yuan .................            28,773 EUR     12/04/09              --          (1,429)
          210,000   Chinese Yuan .................            28,728         12/04/09           2,336              --
          315,576   Malaysian Ringgit ............            85,789         12/04/09           4,147              --
    3,556,000,000   Indonesian Rupiah ............           254,000         12/07/09          76,710              --
          473,554   Chinese Yuan .................            67,044         12/14/09           3,048              --
          633,360   Chinese Yuan .................            89,684         12/15/09           4,067              --
          371,083   Chinese Yuan .................            52,729         12/16/09           2,202              --
          187,321   Malaysian Ringgit ............            52,729         12/16/09             647              --
          130,906   Chinese Yuan .................            18,516         12/17/09             864              --
           66,286   Malaysian Ringgit ............            18,516         12/17/09             372              --
          393,711   Chinese Yuan .................            55,547         12/18/09           2,741              --
           79,321   Malaysian Ringgit ............            22,219         12/21/09             382              --
           51,503   Malaysian Ringgit ............            14,812         12/23/09              --            (138)
           58,271   Malaysian Ringgit ............            16,664         12/28/09              --             (63)
        2,982,100   Mexican Peso .................           198,763          2/03/10          19,952              --
        4,510,000   Mexican Peso .................           297,995          2/04/10          32,735              --
          272,835   Malaysian Ringgit ............            75,161          2/12/10           2,525              --


                    30 | Quarterly Statements of Investments

Templeton Income Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                           CONTRACT        SETTLEMENT     UNREALIZED      UNREALIZED
                                                           AMOUNT(a)          DATE       APPRECIATION    DEPRECIATION
                                                     -------------------   ----------   -------------   -------------
TEMPLETON INTERNATIONAL BOND FUND (CONTINUED)
   CONTRACTS TO BUY (CONTINUED)
      121,000,000   South Korean Won .............            88,971         2/12/10    $       7,971   $          --
           69,000   Malaysian Ringgit ............            18,922         2/17/10              723              --
          900,000   Malaysian Ringgit ............           242,424         2/25/10           13,801              --
       91,511,875   Chilean Peso .................           150,266         3/12/10           13,073              --
        5,455,800   Indian Rupee .................           204,261 NZD     3/15/10               --         (15,428)
        2,207,000   Indian Rupee .................            42,652         4/09/10            3,119              --
        4,732,000   Indian Rupee .................            91,387         4/12/10            6,736              --
        3,179,000   Indian Rupee .................            60,935         4/13/10            4,981              --
        3,120,000   Indian Rupee .................            60,926         4/15/10            3,760              --
        2,653,000   Indian Rupee .................            51,883         4/19/10            3,110              --
           57,051   Malaysian Ringgit ............            15,759         4/19/10              479              --
          163,000   Malaysian Ringgit ............            45,395         4/20/10              998              --
      134,651,000   Chilean Peso .................           229,506         4/23/10           10,612              --
      131,482,000   Chilean Peso .................           224,311         4/26/10           10,140              --
        2,216,000   Indian Rupee .................            42,762         4/26/10            3,154              --
      208,315,000   Chilean Peso .................           355,365         4/27/10           16,082              --
          316,000   Indian Rupee .................             6,106         4/27/10              441              --
      188,574,000   Chilean Peso .................           319,828         4/28/10           16,412              --
        1,569,000   Indian Rupee .................            30,555         4/28/10            1,952              --
          178,448   Peruvian Nuevo Sol ...........            57,536         4/29/10            1,334              --
        1,570,000   Indian Rupee .................            30,545         4/30/10            1,979              --
           70,000   Peruvian Nuevo Sol ...........            23,404         5/10/10               --            (320)
          130,618   Peruvian Nuevo Sol ...........            42,563         5/18/10              498              --
        3,003,000   Indian Rupee .................            61,187         6/01/10              915              --
           89,000   Indian Rupee .................             1,835         6/02/10               18              --
CONTRACTS TO SELL
          605,745   Mexican Peso .................         1,356,479 RUB     6/04/09               --          (2,043)
        1,448,433   Mexican Peso .................           108,538         6/08/09               --          (1,419)
          537,271   Mexican Peso .................         1,193,225 RUB     6/10/09               --          (2,147)
        1,124,315   Mexican Peso .................         2,498,287 RUB     6/16/09               --          (4,478)
          842,933   Mexican Peso .................         1,858,769 RUB     7/10/09               --          (3,937)
           65,140   Euro .........................           100,701         7/13/09            8,624              --
          420,246   Mexican Peso .................           925,283 RUB     7/13/09               --          (2,018)
           65,141   Euro .........................           100,815         7/14/09            8,737              --
           65,141   Euro .........................           101,855         7/15/09            9,778              --
           32,570   Euro .........................            51,128         7/17/09            5,091              --
           57,624   Euro .........................            90,141         7/24/09            8,696              --
          167,321   Mexican Peso .................           375,469 RUB     7/24/09               --            (591)
          487,926   New Zealand Dollar ...........     3,343,269,158 IDR     7/28/09            8,794              --
          290,000   Mexican Peso .................            27,179         7/29/09            5,338              --
          892,000   Mexican Peso .................            63,357         7/31/09               --          (3,805)
          408,623   New Zealand Dollar ...........           226,968         7/31/09               --         (33,938)


                    Quarterly Statements of Investments | 31

Templeton Income Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                           CONTRACT        SETTLEMENT     UNREALIZED      UNREALIZED
                                                           AMOUNT(a)          DATE       APPRECIATION    DEPRECIATION
                                                     -------------------   ----------   -------------   -------------
TEMPLETON INTERNATIONAL BOND FUND (CONTINUED)
   CONTRACTS TO SELL (CONTINUED)
          403,666   New Zealand Dollar ...........           226,968         8/03/09    $          --   $     (30,726)
          182,000   Brazilian Real ...............            80,706         8/04/09               --         (10,263)
        1,989,739   Mexican Peso .................           143,795         8/04/09               --          (5,942)
          460,252   New Zealand Dollar ...........           259,143         8/04/09               --         (34,657)
          656,158   New Zealand Dollar ...........     4,419,417,879 IDR     8/04/09            3,978              --
           85,464   New Zealand Dollar ...........            48,262         8/05/09               --          (6,290)
          113,994   New Zealand Dollar ...........       756,553,521 IDR     8/05/09               --            (396)
          169,133   New Zealand Dollar ...........            96,525         8/06/09               --         (11,428)
          333,210   New Zealand Dollar ...........           191,886         8/07/09               --         (20,778)
           55,138   New Zealand Dollar ...........            31,981         8/10/09               --          (3,203)
           55,111   New Zealand Dollar ...........            31,981         8/11/09               --          (3,184)
          103,511   New Zealand Dollar ...........            61,004         8/12/09               --          (5,040)
           58,173   New Zealand Dollar ...........       704,974,590 VND     8/14/09            2,030              --
          101,146   New Zealand Dollar ...........            61,007         8/24/09               --          (3,482)
          101,000   New Zealand Dollar ...........            61,078         8/26/09               --          (3,310)
           90,000   Euro .........................        10,894,050 JPY    11/18/09               --         (12,473)
           37,905   Euro .........................            47,981        11/19/09               --          (5,548)
           94,682   Euro .........................           119,195        11/20/09               --         (14,511)
           56,661   Euro .........................            70,603        11/24/09               --          (9,410)
           21,713   Euro .........................            27,174        11/25/09               --          (3,487)
           21,877   Euro .........................            28,549        11/30/09               --          (2,343)
          449,103   New Zealand Dollar ...........           275,987        11/30/09               --          (8,741)
          884,000   Mexican Peso .................            65,252        12/01/09               --            (165)
          390,911   New Zealand Dollar ...........           240,863        12/02/09               --          (6,944)
            4,392   Euro .........................             5,553        12/08/09               --            (648)
        1,228,000   Singapore Dollar .............           817,983         1/29/10               --         (32,117)
          179,187   New Zealand Dollar ...........            90,586         2/02/10               --         (22,609)
          287,000   Singapore Dollar .............           190,982         2/02/10               --          (7,698)
          186,524   New Zealand Dollar ...........            93,131         2/03/10               --         (24,692)
          257,000   Singapore Dollar .............           170,652         2/03/10               --          (7,260)
          258,000   Singapore Dollar .............           170,369         2/04/10               --          (8,235)
          206,000   Singapore Dollar .............           136,437         2/05/10               --          (6,169)
          162,000   Singapore Dollar .............           107,605         2/08/10               --          (4,541)
          206,000   Singapore Dollar .............           136,804         2/09/10               --          (5,801)
           81,500   Singapore Dollar .............            54,638         2/11/10               --          (1,781)
           20,321   New Zealand Dollar ...........            10,555         2/12/10               --          (2,275)
           27,121   New Zealand Dollar ...........            13,566         2/22/10               --          (3,548)
          148,000   Singapore Dollar .............            96,235         3/18/10               --          (6,214)
          222,000   Singapore Dollar .............           144,610         3/19/10               --          (9,064)
          295,000   Singapore Dollar .............           192,398         3/22/10               --         (11,807)


                    32 | Quarterly Statements of Investments

Templeton Income Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                           CONTRACT        SETTLEMENT     UNREALIZED      UNREALIZED
                                                           AMOUNT(a)          DATE       APPRECIATION    DEPRECIATION
                                                     -------------------   ----------   -------------   -------------
TEMPLETON INTERNATIONAL BOND FUND (CONTINUED)
   CONTRACTS TO SELL (CONTINUED)
          268,000   Singapore Dollar .............           176,449         3/23/10    $          --   $      (9,066)
           32,950   Australian Dollar ............            22,411         3/24/10               --          (3,473)
           73,000   Singapore Dollar .............            48,380         3/31/10               --          (2,152)
   Unrealized appreciation (depreciation) on offsetting forward exchange contracts ...        159,798              --
                                                                                        -------------   -------------
   Unrealized appreciation (depreciation) on forward exchange contracts ..............        715,295        (520,220)
                                                                                        -------------   -------------
      NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD EXCHANGE CONTRACTS .......  $     195,075
                                                                                        =============

See Abbreviations on page 37.

(a)  In U.S. Dollar unless otherwise indicated.

6. INTEREST RATE SWAPS

At May 31, 2009, the Fund had the following interest rate swap contracts outstanding:

COUNTER-    RECEIVE --             PAY --                  NOTIONAL        EXPIRATION    UNREALIZED     UNREALIZED
PARTY       FIXED RATE         FLOATING RATE         PRINCIPAL AMOUNT(a)      DATE      APPRECIATION   DEPRECIATION
--------    ----------   -------------------------   -------------------   ----------   ------------   ------------
TEMPLETON GLOBAL BOND FUND
JPMorgan        6.25%     Tasa Nominal Annual Rate     6,585,000,000 CLP     3/28/13    $  1,071,540   $         --
JPMorgan        7.16%        NZD Bank Bill Rate           53,000,000 NZD     7/31/13       3,763,062             --
JPMorgan        7.12%        NZD Bank Bill Rate           53,700,000 NZD     8/01/13       3,745,817             --
JPMorgan       7.055%        NZD Bank Bill Rate           53,700,000 NZD     8/04/13       3,651,834             --
JPMorgan       7.035%        NZD Bank Bill Rate          107,400,000 NZD     8/05/13       7,248,433             --
JPMorgan        7.05%        NZD Bank Bill Rate           26,850,000 NZD     8/06/13       1,810,952             --
JPMorgan        7.05%        NZD Bank Bill Rate           26,850,000 NZD     8/07/13       1,810,074             --
JPMorgan        7.00%        NZD Bank Bill Rate           28,425,600 NZD     8/14/13       1,870,663             --
JPMorgan        5.23%        NZD Bank Bill Rate           65,000,000 NZD    12/05/13       1,300,712             --
JPMorgan        6.25%     Tasa Nominal Annual Rate     4,390,000,000 CLP     3/29/18         825,206             --
JPMorgan        6.46%     Tasa Nominal Annual Rate    22,850,000,000 CLP     4/18/18       4,871,689             --
JPMorgan        6.45%     Tasa Nominal Annual Rate    10,237,500,000 CLP     4/24/18       2,153,996             --
JPMorgan        6.40%     Tasa Nominal Annual Rate    20,475,000,000 CLP     4/24/18       4,172,293             --
JPMorgan        6.42%     Tasa Nominal Annual Rate    22,250,000,000 CLP     4/25/18       4,584,915             --
JPMorgan        6.45%     Tasa Nominal Annual Rate    22,950,000,000 CLP     5/02/18       4,810,884             --
JPMorgan        6.51%     Tasa Nominal Annual Rate     9,786,000,000 CLP     5/08/18       2,125,413             --
JPMorgan        6.50%     Tasa Nominal Annual Rate     4,939,600,000 CLP     5/08/18       1,066,288             --
JPMorgan        6.62%     Tasa Nominal Annual Rate     9,870,000,000 CLP     5/14/18       2,267,539             --
JPMorgan        6.61%     Tasa Nominal Annual Rate     4,982,000,000 CLP     5/14/18       1,137,981             --
JPMorgan        6.68%     Tasa Nominal Annual Rate    19,754,100,000 CLP     5/15/18       4,705,071             --
Merrill         7.00%     Tasa Nominal Annual Rate     7,200,000,000 CLP     6/09/18       2,113,900             --
JPMorgan        7.00%     Tasa Nominal Annual Rate    12,125,000,000 CLP     6/11/18       3,567,941             --
JPMorgan        7.02%     Tasa Nominal Annual Rate    24,000,000,000 CLP     6/11/18       7,096,703             --
Merrill         7.00%     Tasa Nominal Annual Rate     4,800,000,000 CLP     6/11/18       1,419,843             --
Merrill         7.05%     Tasa Nominal Annual Rate     9,600,000,000 CLP     6/13/18       2,902,509             --
JPMorgan        7.06%     Tasa Nominal Annual Rate     3,224,200,000 CLP     6/13/18         977,980             --
Merrill         7.09%     Tasa Nominal Annual Rate    10,500,000,000 CLP     6/16/18       3,217,130             --
JPMorgan        7.15%     Tasa Nominal Annual Rate     3,290,000,000 CLP     6/18/18       1,036,059             --
JPMorgan        7.85%     Tasa Nominal Annual Rate     6,676,600,000 CLP     7/11/18       2,765,551             --
JPMorgan        7.86%     Tasa Nominal Annual Rate     6,703,200,000 CLP     7/17/18       2,770,755             --


                    Quarterly Statements of Investments | 33

Templeton Income Trust

6. INTEREST RATE SWAPS (CONTINUED)

COUNTER-    RECEIVE --             PAY --                  NOTIONAL        EXPIRATION    UNREALIZED     UNREALIZED
PARTY       FIXED RATE         FLOATING RATE         PRINCIPAL AMOUNT(a)      DATE      APPRECIATION   DEPRECIATION
--------    ----------   -------------------------   -------------------   ----------   ------------   ------------
TEMPLETON GLOBAL BOND FUND (CONTINUED)
Merrill         7.40%     Tasa Nominal Annual Rate     3,655,000,000 CLP     7/30/18    $  1,280,557   $         --
Merrill         7.40%     Tasa Nominal Annual Rate     3,655,000,000 CLP     8/06/18       1,285,265             --
JPMorgan        7.50%     Tasa Nominal Annual Rate     7,577,010,000 CLP     8/07/18       2,778,493             --
Merrill         7.51%     Tasa Nominal Annual Rate     3,655,000,000 CLP     8/07/18       1,345,383             --
JPMorgan        7.50%     Tasa Nominal Annual Rate     7,562,240,000 CLP     8/13/18       2,762,025             --
JPMorgan        7.67%     Tasa Nominal Annual Rate     2,595,000,000 CLP     8/29/18       1,000,471             --
JPMorgan        9.50%    MXN Interbank Equilibrium
                               Interest Rate           1,541,000,000 MXN    10/09/18      11,788,620             --
JPMorgan       10.11%    MXN Interbank Equilibrium
                               Interest Rate             635,000,000 MXN    11/07/18       6,871,483             --
JPMorgan       10.08%    MXN Interbank Equilibrium
                               Interest Rate             355,000,000 MXN    11/09/18       3,780,711             --
JPMorgan        8.67%    MXN Interbank Equilibrium
                               Interest Rate             350,325,000 MXN    11/29/18       1,109,758             --
JPMorgan        5.59%       NZD Bank Bill Rate            76,500,000 NZD    12/05/18           4,663             --
CITIGroup       7.70%    MXN Interbank Equilibrium
                               Interest Rate             526,600,000 MXN     1/11/19              --     (1,056,008)
CITIGroup       7.67%    MXN Interbank Equilibrium
                               Interest Rate             686,900,000 MXN     1/12/19              --     (1,487,308)
CITIGroup       7.84%    MXN Interbank Equilibrium
                               Interest Rate             457,900,000 MXN     1/15/19              --       (585,169)
CITIGroup       7.87%    MXN Interbank Equilibrium
                               Interest Rate             595,300,000 MXN     1/16/19              --       (656,975)
CITIGroup       8.00%    MXN Interbank Equilibrium
                               Interest Rate             145,100,000 MXN     1/18/19              --        (62,044)
JPMorgan        8.06%    MXN Interbank Equilibrium
                               Interest Rate             230,870,000 MXN     1/22/19              --        (30,586)
CITIGroup       8.07%    MXN Interbank Equilibrium
                               Interest Rate             725,510,000 MXN     1/22/19              --        (57,930)
JPMorgan       10.29%    MXN Interbank Equilibrium
                               Interest Rate             178,000,000 MXN    10/25/28       2,188,736             --
JPMorgan       10.28%    MXN Interbank Equilibrium
                               Interest Rate              75,000,000 MXN    10/27/28         915,747             --
JPMorgan       10.22%    MXN Interbank Equilibrium
                               Interest Rate              77,000,000 MXN    10/30/28         903,313             --
JPMorgan        8.32%    MXN Interbank Equilibrium
                               Interest Rate             346,300,000 MXN     1/09/29              --       (851,008)
JPMorgan      9.1200%    MXN Interbank Equilibrium
                               Interest Rate               3,250,000 MXN     2/01/29          11,397             --
                                                                                        ------------   ------------
Unrealized appreciation (depreciation) on interest rate swap contracts ..............    124,889,355     (4,787,028)
                                                                                        ------------   ------------
   NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS .......   $120,102,327
                                                                                        ============
TEMPLETON TOTAL RETURN FUND
JPMorgan        5.70%     Tasa Nominal Annual Rate    253,000,000.00 CLP    12/19/13    $     31,117   $         --
JPMorgan        5.70%     Tasa Nominal Annual Rate    253,000,000.00 CLP    12/19/18          28,370             --
CITIGroup       7.70%    MXN Interbank Equilibrium
                               Interest Rate            1,400,000.00 MXN     1/11/19              --         (2,807)
CITIGroup       7.67%    MXN Interbank Equilibrium
                               Interest Rate            1,800,000.00 MXN     1/12/19              --         (3,897)
CITIGroup       7.84%    MXN Interbank Equilibrium
                               Interest Rate            1,200,000.00 MXN     1/15/19              --         (1,534)


                    34 | Quarterly Statements of Investments

Templeton Income Trust

6. INTEREST RATE SWAPS (CONTINUED)

COUNTER-    RECEIVE --             PAY --                  NOTIONAL        EXPIRATION    UNREALIZED     UNREALIZED
PARTY       FIXED RATE         FLOATING RATE         PRINCIPAL AMOUNT(a)      DATE      APPRECIATION   DEPRECIATION
--------    ----------   -------------------------   -------------------   ----------   ------------   ------------
TEMPLETON TOTAL RETURN FUND (CONTINUED)
CITIGroup       7.87%    MXN Interbank Equilibrium
                               Interest Rate            1,600,000.00 MXN     1/16/19    $         --   $     (1,766)
CITIGroup       8.00%    MXN Interbank Equilibrium
                               Interest Rate            1,130,000.00 MXN     1/18/19              --           (483)
JPMorgan        8.06%    MXN Interbank Equilibrium
                               Interest Rate            1,800,000.00 MXN     1/22/19              --           (238)
CITIGroup       8.07%    MXN Interbank Equilibrium
                               Interest Rate            5,650,000.00 MXN     1/22/19              --           (451)
JPMorgan        8.17%    MXN Interbank Equilibrium
                               Interest Rate            4,100,000.00 MXN    11/23/28              --        (13,979)
JPMorgan        8.32%    MXN Interbank Equilibrium
                               Interest Rate            2,690,000.00 MXN     1/09/29              --         (6,610)
CITIGroup       9.05%    MXN Interbank Equilibrium
                               Interest Rate            3,250,000.00 MXN     2/02/29           9,687             --
                                                                                        ------------   ------------
Unrealized appreciation (depreciation) on interest rate swap contracts ..............         69,174        (31,765)
                                                                                        ------------   ------------
   NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS .......   $     37,409
                                                                                        ============

TEMPLETON INTERNATIONAL BOND FUND
CITIGroup     8.0000%    MXN Interbank Equilibrium
                               Interest Rate                 600,000 MXN     1/18/19    $         --   $       (256)
CITIGroup     8.0700%    MXN Interbank Equilibrium
                               Interest Rate               3,010,000 MXN     1/22/19              --           (240)
                                                                                        ------------   ------------
Unrealized appreciation (depreciation) on interest rate swap contracts                            --           (496)
                                                                                        ------------   ------------
   NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS                          $       (496)
                                                                                                       ============

See Abbreviations on page 37.

(a)  In U.S. Dollar unless otherwise indicated.

7. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.


                    Quarterly Statements of Investments | 35

Templeton Income Trust
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

7. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                              LEVEL 1         LEVEL 2       LEVEL 3        TOTAL
                                           ------------   ---------------   -------   ---------------
TEMPLETON GLOBAL BOND FUND
   ASSETS:
      Investments in Securities .........  $410,845,815   $12,532,590,908     $--     $12,943,436,723
      Other Financial Instruments(a) ....            --       537,642,167      --         537,642,167
   LIABILITIES:
      Other Financial Instruments(a) ....            --       373,162,806      --         373,162,806
TEMPLETON GLOBAL TOTAL RETURN FUND
   ASSETS:
      Investments in Securities .........  $  3,712,682   $    20,790,854     $--     $    24,503,536
      Other Financial Instruments(a) ....            --           774,107      --             774,107
   LIABILITIES:
      Other Financial Instruments(a) ....            --           696,778      --             696,778
TEMPLETON INTERNATIONAL BOND FUND
   ASSETS:
      Investments in Securities .........  $  2,130,253   $    16,718,186     $--     $    18,848,439
      Other Financial Instruments(a) ....            --           715,295      --             715,295
   LIABILITIES:
      Other Financial Instruments(a) ....            --           520,716      --             520,716

(a) Other financial instruments include net unrealized appreciation (depreciation) of forward exchange contracts and swaps.


                    36 | Quarterly Statements of Investments

Templeton Income Trust
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

8. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Trust believes applying FSP FAS 157-4 will not have a material impact on its financial statements.

In May 2009, FASB issued Statement No. 165, "Subsequent Events", which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. FASB 165 is effective for interim or annual financial periods ending after June 15, 2009, the adoption of FASB 165 will not have a material impact on the financial statements.

ABBREVIATIONS

CURRENCY

AUD - Australian Dollar
BRL - Brazilian Real
CLP - Chilean Peso
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
KZT - Kazakhstani Tenge
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
VND - Vietnamese Dong

SELECTED PORTFOLIO

AMBAC -  American Municipal Bond Assurance Corp.
BHAC  -  Berkshire Hathaway Assurance Corp.
FGIC  -  Financial Guaranty Insurance Co.
FRN   -  Floating Rate Note
FSA   -  Financial Security Assurance Inc.
GO    -  General Obligation
MBIA  -  Municipal Bond Investors Assurance Corp.
         (effective February 18, 2009, MBIA
         spun-off and established National Public
         Financial Guarantee Corp. as a subsidiary
         under MBIA)
MTA    - Metropolitan Transit Authority
USD    - Unified/Union School District

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                     Quarterly Statements of Investments | 37


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST


By /s/LAURA F. FERGERSON
  ---------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009


By /s/MARK H. OTANI
  ---------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  July 27, 2009